UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-649

Fidelity Puritan Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Balanced Fund

November 30, 2012

1.809104.108

BAL-QTLY-0113

Investments November 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 64.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 7.0%
Diversified Consumer Services - 0.1%
New Oriental Education & Technology Group, Inc. sponsored ADR	623,579	$ 12,571
Hotels, Restaurants & Leisure - 1.0%
Domino's Pizza, Inc.	792,331	32,961
Dunkin' Brands Group, Inc.	463,877	14,761
Icahn Enterprises LP rights (a)	290,524	0
McDonald's Corp.	674,261	58,688
Yum! Brands, Inc.	1,379,320	92,525
		198,935
Internet & Catalog Retail - 0.7%
Liberty Media Corp. Interactive Series A (a)	2,927,338	56,498
Priceline.com, Inc. (a)	123,140	81,662
		138,160
Media - 3.0%
Comcast Corp. Class A	6,706,403	249,344
DIRECTV (a)	1,867,622	92,821
Legend Pictures LLC (n)(o)	8,571	9,164
Legend Pictures LLC rights (n)(o)	785	0
News Corp. Class A	5,234,154	128,970
Sirius XM Radio, Inc. (a)	10,588,935	29,437
The Walt Disney Co.	2,344,072	116,407
		626,143
Multiline Retail - 0.4%
Dollar General Corp. (a)	1,118,395	55,920
Target Corp.	385,227	24,319
		80,239
Specialty Retail - 1.7%
AutoZone, Inc. (a)	157,355	60,388
CarMax, Inc. (a)	871,119	31,587
Limited Brands, Inc.	565,598	29,496
Lowe's Companies, Inc.	3,851,090	138,986
Tiffany & Co., Inc.	197,334	11,639
TJX Companies, Inc.	1,791,521	79,436
Williams-Sonoma, Inc.	33,500	1,516
		353,048
Textiles, Apparel & Luxury Goods - 0.1%
Under Armour, Inc. Class A (sub. vtg.) (a)(f)	581,678	30,148
TOTAL CONSUMER DISCRETIONARY		1,439,244
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 7.2%
Beverages - 2.4%
Anheuser-Busch InBev SA NV	520,438	$ 45,701
Coca-Cola Bottling Co. CONSOLIDATED	111,288	7,639
Coca-Cola FEMSA SAB de CV sponsored ADR	29,925	4,222
Coca-Cola Icecek A/S	383,435	7,511
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	169,725	7,062
Constellation Brands, Inc. Class A (sub. vtg.) (a)	1,169,213	41,951
Diageo PLC sponsored ADR	378,257	45,228
Embotelladora Andina SA sponsored ADR	194,522	7,386
Molson Coors Brewing Co. Class B	536,244	22,233
Pernod Ricard SA	330,150	37,382
Remy Cointreau SA	191,208	21,421
The Coca-Cola Co.	6,782,878	257,207
		504,943
Food & Staples Retailing - 1.2%
CVS Caremark Corp.	3,219,338	149,731
Drogasil SA	421,600	4,143
Kroger Co.	1,579,114	41,436
Safeway, Inc.	278,105	4,758
Wal-Mart Stores, Inc.	436,372	31,428
Walgreen Co.	446,957	15,156
		246,652
Food Products - 0.5%
Bunge Ltd.	316,046	23,122
Green Mountain Coffee Roasters, Inc. (a)	168,876	6,193
Mead Johnson Nutrition Co. Class A	347,840	23,719
Nestle SA	347,282	22,729
Orion Corp.	3,727	3,866
Pilgrims Pride Corp.	525,400	3,751
Unilever NV (NY Reg.) (f)	359,631	13,605
		96,985
Household Products - 1.5%
Colgate-Palmolive Co.	341,604	37,064
Procter & Gamble Co.	3,979,336	277,877
		314,941
Personal Products - 0.2%
L'Oreal SA	218,200	29,612
Nu Skin Enterprises, Inc. Class A	220,439	10,008
		39,620
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 1.4%
Altria Group, Inc.	1,046,707	$ 35,389
British American Tobacco PLC sponsored ADR	2,091,501	220,507
Philip Morris International, Inc.	251,668	22,620
Souza Cruz SA	502,700	7,309
		285,825
TOTAL CONSUMER STAPLES		1,488,966
ENERGY - 7.0%
Energy Equipment & Services - 1.5%
Cameron International Corp. (a)	794,491	42,863
Ensco PLC Class A	957,039	55,728
Forum Energy Technologies, Inc.	493,664	12,460
Halliburton Co.	643,444	21,459
National Oilwell Varco, Inc.	952,088	65,028
Noble Corp.	1,082,308	37,329
Ocean Rig UDW, Inc. (United States) (a)	657,696	10,359
Oceaneering International, Inc.	220,987	11,642
Oil States International, Inc. (a)	101,400	7,171
Schlumberger Ltd.	628,524	45,015
Vantage Drilling Co. (a)	6,481,301	11,666
		320,720
Oil, Gas & Consumable Fuels - 5.5%
Anadarko Petroleum Corp.	1,141,502	83,547
Apache Corp.	602,168	46,421
Chevron Corp.	1,391,694	147,088
Cobalt International Energy, Inc. (a)	451,400	10,527
ENI SpA sponsored ADR	319,100	15,135
EQT Corp.	362,100	21,748
Exxon Mobil Corp.	3,776,957	332,901
Falkland Oil & Gas Ltd. (a)	798,900	400
Hess Corp.	733,926	36,410
HollyFrontier Corp.	164,568	7,460
InterOil Corp. (a)(f)	316,031	17,590
Marathon Oil Corp.	1,913,793	59,041
Marathon Petroleum Corp.	1,032,643	61,484
Murphy Oil Corp.	457,109	25,936
Noble Energy, Inc.	347,965	34,014
Northern Tier Energy LP Class A	297,019	6,921
Occidental Petroleum Corp.	712,052	53,553
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Phillips 66	409,791	$ 21,461
Royal Dutch Shell PLC Class B sponsored ADR	861,921	59,542
Southcross Energy Partners LP	137,600	3,231
Suncor Energy, Inc.	1,664,800	54,401
The Williams Companies, Inc.	1,107,300	36,364
		1,135,175
TOTAL ENERGY		1,455,895
FINANCIALS - 9.7%
Capital Markets - 0.7%
Ameriprise Financial, Inc.	593,000	35,977
BlackRock, Inc. Class A	201,611	39,725
E*TRADE Financial Corp. (a)	522,601	4,400
Evercore Partners, Inc. Class A	275,200	7,560
Invesco Ltd.	564,310	14,102
Morgan Stanley	1,141,373	19,255
TD Ameritrade Holding Corp.	344,356	5,579
The Blackstone Group LP	996,600	14,640
UBS AG	647,930	10,161
		151,399
Commercial Banks - 2.1%
CIT Group, Inc. (a)	454,967	16,857
Comerica, Inc.	122,404	3,622
First Horizon National Corp. (f)	1,489,627	14,092
Huntington Bancshares, Inc.	2,004,864	12,330
Lloyds Banking Group PLC (a)	15,327,267	11,446
M&T Bank Corp.	330,300	32,280
National Bank Holdings Corp.	257,653	4,720
Synovus Financial Corp.	4,461,120	10,573
U.S. Bancorp	6,523,945	210,462
Wells Fargo & Co.	3,464,089	114,350
		430,732
Consumer Finance - 1.7%
Capital One Financial Corp.	4,254,145	245,039
Discover Financial Services	847,557	35,267
SLM Corp.	4,552,334	75,341
		355,647
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 2.6%
Bank of America Corp.	16,499,490	$ 162,685
Citigroup, Inc.	4,900,246	169,402
ING Groep NV (Certificaten Van Aandelen) (a)	1,399,802	12,649
JPMorgan Chase & Co.	4,847,980	199,155
		543,891
Insurance - 1.6%
ACE Ltd.	664,796	52,672
AFLAC, Inc.	422,095	22,367
Amlin PLC	636,588	3,941
Berkshire Hathaway, Inc.:
Class A (a)	234	30,868
Class B (a)	62,322	5,489
Direct Line Insurance Group PLC	2,615,500	8,496
Fairfax Financial Holdings Ltd. (sub. vtg.)	51,300	17,620
Hartford Financial Services Group, Inc.	1,907,174	40,394
MetLife, Inc.	2,222,008	73,748
The Travelers Companies, Inc.	672,415	47,620
Validus Holdings Ltd.	724,465	25,690
		328,905
Real Estate Investment Trusts - 0.7%
American Tower Corp.	938,865	70,349
Camden Property Trust (SBI)	191,275	12,567
Equity Lifestyle Properties, Inc.	282,429	18,539
Sun Communities, Inc.	424,115	16,371
The Macerich Co.	325,741	18,404
		136,230
Thrifts & Mortgage Finance - 0.3%
Ocwen Financial Corp. (a)	1,670,803	59,915
TOTAL FINANCIALS		2,006,719
HEALTH CARE - 7.9%
Biotechnology - 2.4%
Amgen, Inc.	1,993,455	177,019
Biogen Idec, Inc. (a)	517,108	77,096
BioMarin Pharmaceutical, Inc. (a)	467,824	22,736
CSL Ltd.	670,339	36,168
Gilead Sciences, Inc. (a)	1,657,707	124,328
Onyx Pharmaceuticals, Inc. (a)	570,597	43,063
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Regeneron Pharmaceuticals, Inc. (a)	78,225	$ 13,811
Theravance, Inc. (a)	380,150	8,546
		502,767
Health Care Equipment & Supplies - 1.0%
Covidien PLC	1,488,665	86,506
Edwards Lifesciences Corp. (a)	395,250	34,296
Quidel Corp. (a)(f)	1,344,099	23,562
The Cooper Companies, Inc.	513,248	48,728
		193,092
Health Care Providers & Services - 1.3%
Apollo Hospitals Enterprise Ltd.	313,061	4,725
Catamaran Corp. (a)	619,322	30,400
CIGNA Corp.	816,351	42,671
Henry Schein, Inc. (a)	674,254	54,459
McKesson Corp.	522,224	49,335
UnitedHealth Group, Inc.	1,639,787	89,188
		270,778
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.	275,232	17,491
Pharmaceuticals - 3.1%
Allergan, Inc.	795,865	73,816
Eli Lilly & Co.	364,000	17,851
Merck & Co., Inc.	3,514,281	155,683
Optimer Pharmaceuticals, Inc. (a)	134,591	1,371
Pfizer, Inc.	12,234,760	306,114
Sanofi SA sponsored ADR	590,703	26,357
Valeant Pharmaceuticals International, Inc. (Canada) (a)	1,150,475	64,094
		645,286
TOTAL HEALTH CARE		1,629,414
INDUSTRIALS - 6.6%
Aerospace & Defense - 1.4%
Honeywell International, Inc.	1,637,953	100,456
MTU Aero Engines Holdings AG	222,564	19,796
Raytheon Co.	501,646	28,659
Textron, Inc.	2,348,458	55,165
United Technologies Corp.	1,001,334	80,217
		284,293
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Building Products - 0.5%
Armstrong World Industries, Inc.	747,646	$ 37,764
Owens Corning (a)	1,164,494	40,268
Quanex Building Products Corp.	1,420,455	29,716
		107,748
Commercial Services & Supplies - 0.4%
ADT Corp.	548,285	25,166
Stericycle, Inc. (a)	356,149	33,289
Tyco International Ltd.	513,970	14,581
		73,036
Electrical Equipment - 0.5%
Regal-Beloit Corp.	722,539	50,397
Roper Industries, Inc.	492,539	54,933
		105,330
Industrial Conglomerates - 1.9%
Danaher Corp.	1,516,684	81,855
General Electric Co.	14,366,534	303,565
		385,420
Machinery - 1.1%
Caterpillar, Inc.	205,413	17,509
Cummins, Inc.	455,067	44,669
Deere & Co.	608,386	51,135
Fiat Industrial SpA	1,225,597	13,102
Illinois Tool Works, Inc.	1,200,873	73,938
Parker Hannifin Corp.	414,263	34,032
		234,385
Professional Services - 0.0%
Verisk Analytics, Inc. (a)	210,928	10,513
Road & Rail - 0.6%
J.B. Hunt Transport Services, Inc.	197,449	11,738
Union Pacific Corp.	850,200	104,388
		116,126
Trading Companies & Distributors - 0.2%
W.W. Grainger, Inc.	248,435	48,201
TOTAL INDUSTRIALS		1,365,052
INFORMATION TECHNOLOGY - 12.7%
Communications Equipment - 2.7%
Acme Packet, Inc. (a)	958,536	19,123
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
ADTRAN, Inc. (f)	2,269,714	$ 44,577
Finisar Corp. (a)(f)	2,213,785	30,041
JDS Uniphase Corp. (a)	2,064,141	25,038
Juniper Networks, Inc. (a)	3,991,353	71,765
NETGEAR, Inc. (a)	496,257	17,300
QUALCOMM, Inc.	5,577,002	354,809
		562,653
Computers & Peripherals - 4.7%
Apple, Inc.	1,532,488	896,937
EMC Corp. (a)	865,768	21,488
SanDisk Corp. (a)	1,534,972	60,017
		978,442
Electronic Equipment & Components - 0.8%
Corning, Inc.	1,313,729	16,067
Flextronics International Ltd. (a)	1,163,717	6,738
Hon Hai Precision Industry Co. Ltd. (Foxconn)	10,180,000	32,643
Jabil Circuit, Inc.	4,302,169	81,741
TPK Holding Co. Ltd.	1,181,000	18,854
		156,043
Internet Software & Services - 1.1%
Bazaarvoice, Inc.	11,891	116
Dice Holdings, Inc. (a)	171,639	1,476
eBay, Inc. (a)	2,254,464	119,081
Google, Inc. Class A (a)	119,321	83,330
Mail.ru Group Ltd.:
GDR (g)	391,234	12,911
GDR (Reg. S)	195,272	6,444
		223,358
IT Services - 0.2%
Fidelity National Information Services, Inc.	755,281	27,266
Visa, Inc. Class A	90,164	13,498
		40,764
Semiconductors & Semiconductor Equipment - 2.4%
Altera Corp.	1,257,654	40,735
Analog Devices, Inc.	3,395,991	137,877
ARM Holdings PLC sponsored ADR	503,600	18,794
ASAT Holdings Ltd. (a)	88,719	0
ASML Holding NV	280,359	17,542
Avago Technologies Ltd.	1,799,185	63,151
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Cree, Inc. (a)	43,800	$ 1,415
Dialog Semiconductor PLC (a)	479,678	9,760
Fairchild Semiconductor International, Inc. (a)	1,692,498	22,578
Integrated Device Technology, Inc. (a)	1,394,400	8,743
International Rectifier Corp. (a)	742,044	12,674
Micron Technology, Inc. (a)	6,043,137	36,138
NXP Semiconductors NV (a)	1,627,116	39,832
ON Semiconductor Corp. (a)	3,449,911	22,873
PMC-Sierra, Inc. (a)	3,826,185	19,705
RF Micro Devices, Inc. (a)	2,760,757	11,926
Skyworks Solutions, Inc. (a)	1,381,166	31,283
		495,026
Software - 0.8%
Check Point Software Technologies Ltd. (a)	174,669	8,064
Citrix Systems, Inc. (a)	1,418,876	86,778
Compuware Corp. (a)	1,096,320	10,251
Electronic Arts, Inc. (a)	838,383	12,416
Intuit, Inc.	181,681	10,885
Microsoft Corp.	873,755	23,259
VMware, Inc. Class A (a)	137,992	12,550
		164,203
TOTAL INFORMATION TECHNOLOGY		2,620,489
MATERIALS - 2.1%
Chemicals - 1.6%
Air Products & Chemicals, Inc.	695,599	57,693
Albemarle Corp.	323,045	19,315
Eastman Chemical Co.	640,861	38,996
Ecolab, Inc.	453,378	32,679
LyondellBasell Industries NV Class A	771,170	38,350
Monsanto Co.	684,202	62,666
Sherwin-Williams Co.	273,879	41,772
Sigma Aldrich Corp.	468,058	33,944
		325,415
Containers & Packaging - 0.3%
Ball Corp.	604,968	27,036
Rock-Tenn Co. Class A	484,405	31,506
		58,542
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - 0.2%
First Quantum Minerals Ltd. (f)	1,407,805	$ 28,911
Goldcorp, Inc.	689,097	26,854
		55,765
TOTAL MATERIALS		439,722
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.2%
AT&T, Inc.	515,479	17,593
CenturyLink, Inc.	1,611,529	62,592
inContact, Inc. (a)	664,811	3,457
Verizon Communications, Inc.	3,586,160	158,221
		241,863
Wireless Telecommunication Services - 0.5%
SBA Communications Corp. Class A (a)	805,894	55,462
Sprint Nextel Corp. (a)	4,925,779	28,225
Vodafone Group PLC sponsored ADR	664,900	17,154
		100,841
TOTAL TELECOMMUNICATION SERVICES		342,704
UTILITIES - 2.2%
Electric Utilities - 1.3%
American Electric Power Co., Inc.	577,624	24,636
Duke Energy Corp.	1,417,420	90,460
Edison International	1,388,827	63,164
Exelon Corp.	84,093	2,541
FirstEnergy Corp.	1,103,336	46,848
NextEra Energy, Inc.	594,975	40,881
		268,530
Gas Utilities - 0.1%
ONEOK, Inc.	235,115	10,550
Independent Power Producers & Energy Traders - 0.2%
Calpine Corp. (a)	219,500	3,789
NRG Energy, Inc.	740,472	15,624
The AES Corp.	2,994,309	31,949
		51,362
Multi-Utilities - 0.6%
CenterPoint Energy, Inc.	1,366,352	26,958
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
NiSource, Inc.	698,474	$ 16,882
PG&E Corp.	612,429	25,079
Sempra Energy	883,460	60,446
		129,365
TOTAL UTILITIES		459,807
TOTAL COMMON STOCKS (Cost $10,835,145)		13,248,012
Convertible Preferred Stocks - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Jumptap, Inc. Series G (o)	893,724	6,429
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. 13.00% (a)	2,416	0
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $6,519)		6,429
Nonconvertible Bonds - 7.8%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.5%
Automobiles - 0.1%
Daimler Finance North America LLC 1.65% 4/10/15 (g)	$ 20,636	20,911
Ford Motor Co. 7.45% 7/16/31	5,300	6,652
		27,563
Media - 0.4%
AOL Time Warner, Inc. 7.625% 4/15/31	4,975	6,816
Comcast Corp. 6.4% 3/1/40	6,097	7,958
COX Communications, Inc.:
3.25% 12/15/22 (g)	2,422	2,450
4.625% 6/1/13	3,612	3,686
Discovery Communications LLC 3.7% 6/1/15	5,116	5,465
NBCUniversal Media LLC:
5.15% 4/30/20	7,276	8,655
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
NBCUniversal Media LLC: - continued
6.4% 4/30/40	$ 6,271	$ 8,026
News America Holdings, Inc. 7.75% 12/1/45	8,630	12,166
Time Warner Cable, Inc.:
5.5% 9/1/41	13,538	15,020
6.2% 7/1/13	2,729	2,815
6.75% 7/1/18	1,378	1,725
Time Warner, Inc. 5.875% 11/15/16	4,125	4,856
		79,638
TOTAL CONSUMER DISCRETIONARY		107,201
CONSUMER STAPLES - 0.4%
Beverages - 0.2%
Beam, Inc. 1.875% 5/15/17	1,331	1,366
Diageo Capital PLC 5.2% 1/30/13	4,139	4,170
FBG Finance Ltd. 5.125% 6/15/15 (g)	3,447	3,801
Fortune Brands, Inc.:
5.375% 1/15/16	1,615	1,815
5.875% 1/15/36	2,061	2,431
6.375% 6/15/14	482	522
Heineken NV:
0.8% 10/1/15 (g)	8,273	8,256
1.4% 10/1/17 (g)	3,081	3,087
2.75% 4/1/23 (g)	3,219	3,186
4% 10/1/42 (g)	1,101	1,063
		29,697
Food & Staples Retailing - 0.0%
Walgreen Co. 1.8% 9/15/17	2,633	2,662
Food Products - 0.0%
Cargill, Inc. 6% 11/27/17 (g)	572	689
Kraft Foods, Inc.:
6.5% 2/9/40	3,854	5,202
6.75% 2/19/14	436	468
		6,359
Tobacco - 0.2%
Altria Group, Inc.:
2.85% 8/9/22	4,604	4,555
4.25% 8/9/42	4,604	4,562
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Tobacco - continued
Altria Group, Inc.: - continued
9.7% 11/10/18	$ 5,557	$ 7,840
Philip Morris International, Inc. 1.125% 8/21/17	9,419	9,435
Reynolds American, Inc.:
3.25% 11/1/22	3,376	3,432
4.75% 11/1/42	5,216	5,279
6.75% 6/15/17	3,486	4,257
7.25% 6/15/37	7,569	10,034
		49,394
TOTAL CONSUMER STAPLES		88,112
ENERGY - 1.0%
Energy Equipment & Services - 0.2%
DCP Midstream LLC:
4.75% 9/30/21 (g)	6,554	7,008
5.35% 3/15/20 (g)	6,637	7,345
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	7,675	8,265
5% 10/1/21	2,791	3,173
6.5% 4/1/20	1,091	1,327
FMC Technologies, Inc.:
2% 10/1/17	846	855
3.45% 10/1/22	1,533	1,570
Transocean, Inc.:
5.05% 12/15/16	4,522	5,033
6.375% 12/15/21	5,971	7,210
Weatherford International Ltd.:
4.95% 10/15/13	2,045	2,109
5.15% 3/15/13	2,673	2,702
		46,597
Oil, Gas & Consumable Fuels - 0.8%
Anadarko Petroleum Corp.:
5.95% 9/15/16	718	833
6.375% 9/15/17	13,514	16,223
Canadian Natural Resources Ltd. 5.15% 2/1/13	5,282	5,319
DCP Midstream Operating LP 2.5% 12/1/17	3,027	3,023
Duke Capital LLC 6.25% 2/15/13	809	818
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Duke Energy Field Services:
5.375% 10/15/15 (g)	$ 1,435	$ 1,535
6.45% 11/3/36 (g)	6,493	7,543
El Paso Natural Gas Co. 5.95% 4/15/17	1,098	1,278
Enbridge Energy Partners LP 4.2% 9/15/21	7,741	8,368
Encana Holdings Finance Corp. 5.8% 5/1/14	3,391	3,620
Enterprise Products Operating LP:
5.6% 10/15/14	715	777
5.65% 4/1/13	563	571
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (g)	327	387
Marathon Petroleum Corp. 5.125% 3/1/21	4,207	4,944
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (g)	6,234	6,544
Motiva Enterprises LLC 6.85% 1/15/40 (g)	4,294	5,947
Nakilat, Inc. 6.067% 12/31/33 (g)	2,490	3,050
Nexen, Inc. 5.2% 3/10/15	1,067	1,158
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	6,946	7,359
7.875% 3/15/19	7,382	9,256
Petroleos Mexicanos:
4.875% 1/24/22	1,430	1,616
5.5% 1/21/21	7,423	8,685
5.5% 6/27/44	6,720	7,358
6% 3/5/20	952	1,143
6.5% 6/2/41	4,318	5,430
Phillips 66:
4.3% 4/1/22 (g)	6,038	6,684
5.875% 5/1/42 (g)	5,485	6,582
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22	3,381	3,606
3.95% 9/15/15	149	161
6.125% 1/15/17	1,940	2,291
Ras Laffan Liquefied Natural Gas Co. Ltd. III 6.75% 9/30/19 (g)	3,177	3,987
Rockies Express Pipeline LLC 6.25% 7/15/13 (g)	3,193	3,273
Southeast Supply Header LLC 4.85% 8/15/14 (g)	543	567
Spectra Energy Capital, LLC 5.65% 3/1/20	455	546
Spectra Energy Partners, LP:
2.95% 6/15/16	1,325	1,365
4.6% 6/15/21	1,733	1,898
Texas Eastern Transmission LP 6% 9/15/17 (g)	1,301	1,569
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
TransCapitalInvest Ltd. 5.67% 3/5/14 (g)	$ 4,215	$ 4,430
Western Gas Partners LP 5.375% 6/1/21	7,979	9,152
		158,896
TOTAL ENERGY		205,493
FINANCIALS - 3.8%
Capital Markets - 0.6%
Goldman Sachs Group, Inc.:
5.75% 1/24/22	5,076	6,021
5.95% 1/18/18	4,684	5,420
6.15% 4/1/18	1,671	1,952
JPMorgan Chase & Co. 1.1% 10/15/15	16,000	15,989
Lazard Group LLC:
6.85% 6/15/17	4,528	5,228
7.125% 5/15/15	1,616	1,792
Merrill Lynch & Co., Inc.:
6.11% 1/29/37	10,942	12,118
6.4% 8/28/17	4,179	4,894
7.75% 5/14/38	8,738	11,407
Morgan Stanley:
4.875% 11/1/22	11,057	11,505
5.375% 10/15/15	17,634	19,099
5.75% 1/25/21	6,887	7,863
6% 4/28/15	25,830	28,145
		131,433
Commercial Banks - 0.7%
Bank of America NA 5.3% 3/15/17	15,005	16,771
Credit Suisse 6% 2/15/18	15,765	18,165
Discover Bank:
7% 4/15/20	3,831	4,803
8.7% 11/18/19	575	762
Fifth Third Bancorp:
4.5% 6/1/18	584	646
8.25% 3/1/38	4,070	5,898
Fifth Third Bank 4.75% 2/1/15	951	1,021
Fifth Third Capital Trust IV 6.5% 4/15/67 (k)	4,393	4,404
HBOS PLC 6.75% 5/21/18 (g)	560	595
Huntington Bancshares, Inc. 7% 12/15/20	1,908	2,325
JPMorgan Chase Bank 6% 10/1/17	2,460	2,913
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
KeyBank NA:
5.45% 3/3/16	$ 2,765	$ 3,106
5.8% 7/1/14	5,776	6,203
Marshall & Ilsley Bank:
4.85% 6/16/15	3,561	3,832
5% 1/17/17	9,004	10,022
Regions Bank:
6.45% 6/26/37	10,905	11,368
7.5% 5/15/18	6,613	7,936
Regions Financial Corp.:
5.75% 6/15/15	1,443	1,558
7.75% 11/10/14	6,740	7,431
Royal Bank of Scotland Group PLC 6.125% 12/15/22	12,817	13,134
SunTrust Banks, Inc.:
0.6603% 4/1/15 (k)	9,681	9,461
3.5% 1/20/17	2,239	2,419
UnionBanCal Corp. 5.25% 12/16/13	777	809
Wachovia Corp. 5.625% 10/15/16	3,991	4,595
Wells Fargo & Co.:
1.5% 7/1/15	1,600	1,625
3.676% 6/15/16	3,236	3,523
		145,325
Consumer Finance - 0.4%
Capital One Financial Corp. 2.15% 3/23/15	20,318	20,776
Discover Financial Services:
3.85% 11/21/22 (g)	2,140	2,155
5.2% 4/27/22	1,290	1,448
6.45% 6/12/17	12,103	14,214
Ford Motor Credit Co. LLC:
2.5% 1/15/16	16,000	16,190
3% 6/12/17	6,246	6,363
HSBC USA, Inc. 2.375% 2/13/15	8,675	8,932
Hyundai Capital America:
1.625% 10/2/15 (g)	2,009	2,023
2.125% 10/2/17 (g)	2,222	2,249
		74,350
Diversified Financial Services - 0.5%
Bank of America Corp. 5.875% 2/7/42	5,117	6,455
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
BP Capital Markets PLC:
1.375% 11/6/17	$ 7,976	$ 8,005
3.625% 5/8/14	4,599	4,796
4.742% 3/11/21	6,000	7,040
Capital One Capital V 10.25% 8/15/39	4,813	4,837
Citigroup, Inc.:
2.25% 8/7/15	5,000	5,130
4.45% 1/10/17	15,842	17,574
4.75% 5/19/15	11,282	12,190
6.125% 5/15/18	525	628
6.5% 8/19/13	19,655	20,433
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (g)	4,647	4,716
TECO Finance, Inc. 4% 3/15/16	1,828	1,964
		93,768
Insurance - 0.7%
American International Group, Inc.:
2.375% 8/24/15	16,000	16,322
3.8% 3/22/17	4,827	5,198
4.875% 6/1/22	3,000	3,373
Aon Corp.:
3.125% 5/27/16	4,391	4,647
3.5% 9/30/15	3,180	3,360
Axis Capital Holdings Ltd. 5.75% 12/1/14	452	484
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (g)(k)	1,750	1,794
Hartford Financial Services Group, Inc.:
5.125% 4/15/22	11,774	13,394
5.375% 3/15/17	287	327
6.625% 4/15/42	9,968	12,476
Liberty Mutual Group, Inc.:
5% 6/1/21 (g)	8,525	9,251
6.5% 3/15/35 (g)	1,315	1,437
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	4,458	5,077
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (g)	3,576	4,207
MetLife, Inc.:
1.756% 12/15/17 (e)	2,580	2,622
5% 6/15/15	941	1,039
6.75% 6/1/16	5,158	6,161
Metropolitan Life Global Funding I 5.125% 6/10/14 (g)	4,625	4,933
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Monumental Global Funding III 5.5% 4/22/13 (g)	$ 2,585	$ 2,634
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (g)	4,915	6,439
Pacific Life Insurance Co. 9.25% 6/15/39 (g)	3,967	5,631
Pacific LifeCorp 6% 2/10/20 (g)	7,132	8,030
Prudential Financial, Inc.:
3.875% 1/14/15	5,340	5,660
5.15% 1/15/13	2,934	2,950
7.375% 6/15/19	2,520	3,218
Symetra Financial Corp. 6.125% 4/1/16 (g)	5,955	6,478
Unum Group:
5.625% 9/15/20	3,667	4,203
5.75% 8/15/42	6,349	6,870
7.125% 9/30/16	869	1,028
		149,243
Real Estate Investment Trusts - 0.5%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	1,925	2,070
AvalonBay Communities, Inc. 4.95% 3/15/13	296	299
Boston Properties, Inc. 3.85% 2/1/23	7,650	8,125
BRE Properties, Inc. 5.5% 3/15/17	977	1,114
Camden Property Trust 5.375% 12/15/13	3,103	3,234
DDR Corp. 4.625% 7/15/22	4,338	4,719
Developers Diversified Realty Corp.:
4.75% 4/15/18	5,964	6,599
7.5% 4/1/17	4,622	5,561
Duke Realty LP:
3.875% 10/15/22	4,549	4,644
4.375% 6/15/22	3,546	3,757
4.625% 5/15/13	967	983
5.4% 8/15/14	1,052	1,121
5.5% 3/1/16	3,075	3,405
6.75% 3/15/20	560	677
8.25% 8/15/19	2,489	3,186
Equity One, Inc.:
3.75% 11/15/22	8,200	8,189
5.375% 10/15/15	948	1,039
6% 9/15/17	717	826
6.25% 1/15/17	399	456
Federal Realty Investment Trust:
5.4% 12/1/13	355	371
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Federal Realty Investment Trust: - continued
5.9% 4/1/20	$ 1,860	$ 2,217
6.2% 1/15/17	501	585
HCP, Inc. 3.15% 8/1/22	7,000	6,870
Health Care REIT, Inc.:
2.25% 3/15/18	1,976	1,975
4.125% 4/1/19	13,700	14,736
HRPT Properties Trust:
5.75% 11/1/15	1,731	1,846
6.25% 6/15/17	996	1,094
6.65% 1/15/18	676	763
Washington (REIT) 5.25% 1/15/14	476	495
Weingarten Realty Investors 3.375% 10/15/22	1,228	1,229
		92,185
Real Estate Management & Development - 0.4%
AMB Property LP 5.9% 8/15/13	2,086	2,146
BioMed Realty LP:
3.85% 4/15/16	7,000	7,429
4.25% 7/15/22	2,970	3,130
6.125% 4/15/20	2,467	2,899
Brandywine Operating Partnership LP:
4.95% 4/15/18	1,008	1,102
5.7% 5/1/17	129	145
6% 4/1/16	2,770	3,086
7.5% 5/15/15	290	327
Digital Realty Trust LP:
4.5% 7/15/15	3,650	3,912
5.25% 3/15/21	4,138	4,618
ERP Operating LP 5.75% 6/15/17	2,042	2,420
Liberty Property LP:
4.125% 6/15/22	3,041	3,211
4.75% 10/1/20	7,482	8,169
5.125% 3/2/15	1,229	1,328
5.5% 12/15/16	1,772	2,021
Mack-Cali Realty LP:
2.5% 12/15/17	4,556	4,565
4.5% 4/18/22	1,907	2,035
7.75% 8/15/19	1,036	1,296
Post Apartment Homes LP:
3.375% 12/1/22	1,200	1,212
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Post Apartment Homes LP: - continued
6.3% 6/1/13	$ 3,079	$ 3,167
Prime Property Funding, Inc.:
5.125% 6/1/15 (g)	2,258	2,382
5.5% 1/15/14 (g)	816	842
5.7% 4/15/17 (g)	1,991	2,170
Regency Centers LP:
4.95% 4/15/14	494	518
5.25% 8/1/15	1,725	1,887
5.875% 6/15/17	877	1,021
Simon Property Group LP:
4.2% 2/1/15	2,640	2,806
6.75% 5/15/14	5,698	6,104
Tanger Properties LP:
6.125% 6/1/20	9,256	11,069
6.15% 11/15/15	1,254	1,428
		88,445
TOTAL FINANCIALS		774,749
HEALTH CARE - 0.5%
Biotechnology - 0.1%
Amgen, Inc. 5.15% 11/15/41	17,224	19,601
Celgene Corp. 2.45% 10/15/15	907	943
		20,544
Health Care Providers & Services - 0.3%
Aetna, Inc.:
1.5% 11/15/17	796	803
2.75% 11/15/22	3,213	3,225
4.125% 11/15/42	1,793	1,796
Aristotle Holding, Inc.:
4.75% 11/15/21 (g)	10,952	12,523
6.125% 11/15/41 (g)	5,466	6,996
Coventry Health Care, Inc.:
5.95% 3/15/17	1,413	1,653
6.3% 8/15/14	2,925	3,170
Express Scripts, Inc. 6.25% 6/15/14	1,991	2,152
Medco Health Solutions, Inc.:
2.75% 9/15/15	1,740	1,817
4.125% 9/15/20	5,031	5,521
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
UnitedHealth Group, Inc.:
0.85% 10/15/15	$ 1,740	$ 1,747
1.4% 10/15/17	1,319	1,328
2.75% 2/15/23	1,006	1,020
3.95% 10/15/42	1,469	1,455
WellPoint, Inc.:
3.3% 1/15/23	4,125	4,240
4.65% 1/15/43	5,229	5,476
		54,922
Pharmaceuticals - 0.1%
AbbVie, Inc.:
1.75% 11/6/17 (g)	6,470	6,559
2.9% 11/6/22 (g)	6,636	6,770
4.4% 11/6/42 (g)	6,482	6,857
Watson Pharmaceuticals, Inc.:
1.875% 10/1/17	2,023	2,060
4.625% 10/1/42	1,944	2,047
5% 8/15/14	1,065	1,138
		25,431
TOTAL HEALTH CARE		100,897
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (g)	846	891
6.375% 6/1/19 (g)	5,000	6,016
		6,907
Airlines - 0.0%
Continental Airlines, Inc.:
6.648% 3/15/19	2,631	2,802
6.9% 7/2/19	798	862
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	1,522	1,587
8.36% 1/20/19	1,259	1,378
		6,629
Industrial Conglomerates - 0.1%
General Electric Co. 4.125% 10/9/42	19,701	20,499
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Road & Rail - 0.1%
Burlington Northern Santa Fe LLC:
4.4% 3/15/42	$ 11,995	$ 12,866
5.05% 3/1/41	8,624	9,980
		22,846
TOTAL INDUSTRIALS		56,881
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA:
5.95% 1/15/14	3,694	3,906
6.55% 10/1/17	1,119	1,340
		5,246
Office Electronics - 0.1%
Xerox Corp.:
1.13% 5/16/14 (k)	10,110	10,090
4.25% 2/15/15	545	573
		10,663
TOTAL INFORMATION TECHNOLOGY		15,909
MATERIALS - 0.1%
Chemicals - 0.0%
The Dow Chemical Co. 7.6% 5/15/14	10,939	11,988
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	2,152	2,421
Metals & Mining - 0.1%
Anglo American Capital PLC 9.375% 4/8/14 (g)	1,278	1,412
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (g)	6,889	7,471
Vale Overseas Ltd. 6.25% 1/23/17	2,726	3,147
		12,030
TOTAL MATERIALS		26,439
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
AT&T, Inc. 5.55% 8/15/41	19,700	23,574
BellSouth Capital Funding Corp. 7.875% 2/15/30	1,158	1,546
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
CenturyLink, Inc.:
6.15% 9/15/19	$ 3,372	$ 3,721
6.45% 6/15/21	2,600	2,856
7.6% 9/15/39	1,011	1,046
Embarq Corp.:
7.082% 6/1/16	796	934
7.995% 6/1/36	3,741	4,074
Telefonica Emisiones S.A.U. 5.462% 2/16/21	3,581	3,635
Verizon Communications, Inc.:
3.85% 11/1/42	13,000	12,945
6.25% 4/1/37	4,611	6,064
		60,395
Wireless Telecommunication Services - 0.0%
America Movil S.A.B. de C.V. 3.625% 3/30/15	1,082	1,152
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 6.35% 3/15/40	2,500	2,851
Vodafone Group PLC 5% 12/16/13	2,696	2,818
		6,821
TOTAL TELECOMMUNICATION SERVICES		67,216
UTILITIES - 0.8%
Electric Utilities - 0.5%
Alabama Power Co. 0.55% 10/15/15	12,415	12,371
Ameren Illinois Co. 6.125% 11/15/17	333	402
American Electric Power Co., Inc.:
1.65% 12/15/17	2,632	2,639
2.95% 12/15/22	2,492	2,501
Cleveland Electric Illuminating Co. 5.65% 12/15/13	4,829	5,055
Duke Capital LLC 5.668% 8/15/14	2,413	2,600
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (g)	5,539	6,644
6.4% 9/15/20 (g)	10,602	12,917
Edison International 3.75% 9/15/17	4,275	4,664
Enel Finance International SA 5.7% 1/15/13 (g)	305	307
FirstEnergy Corp. 7.375% 11/15/31	9,223	12,082
FirstEnergy Solutions Corp.:
4.8% 2/15/15	1,798	1,937
6.05% 8/15/21	6,625	7,553
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
LG&E and KU Energy LLC:
2.125% 11/15/15	$ 4,999	$ 5,085
3.75% 11/15/20	984	1,024
Nevada Power Co. 6.5% 8/1/18	1,844	2,318
Pennsylvania Electric Co. 6.05% 9/1/17	618	727
Pepco Holdings, Inc. 2.7% 10/1/15	4,728	4,902
Sierra Pacific Power Co. 5.45% 9/1/13	1,831	1,896
West Penn Power Co. 5.95% 12/15/17 (g)	6,500	7,771
		95,395
Gas Utilities - 0.0%
Southern Natural Gas Co. 5.9% 4/1/17 (g)	357	422
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21	2,360	2,644
		3,066
Independent Power Producers & Energy Traders - 0.0%
PSEG Power LLC 2.75% 9/15/16	1,703	1,774
Multi-Utilities - 0.3%
Dominion Resources, Inc.:
2.6623% 9/30/66 (k)	13,426	12,613
7.5% 6/30/66 (k)	3,828	4,249
MidAmerican Energy Holdings, Co. 6.5% 9/15/37	3,287	4,442
National Grid PLC 6.3% 8/1/16	407	474
NiSource Finance Corp.:
4.45% 12/1/21	2,779	3,095
5.25% 9/15/17	682	785
5.25% 2/15/43	6,481	6,935
5.4% 7/15/14	6,582	7,040
5.45% 9/15/20	980	1,163
5.8% 2/1/42	3,785	4,304
6.4% 3/15/18	1,557	1,879
6.8% 1/15/19	4,065	4,955
Sempra Energy 2.875% 10/1/22	2,538	2,553
Wisconsin Energy Corp. 6.25% 5/15/67 (k)	3,554	3,838
		58,325
TOTAL UTILITIES		158,560
TOTAL NONCONVERTIBLE BONDS (Cost $1,464,707)		1,601,457
U.S. Government and Government Agency Obligations - 7.9%
	Principal Amount (000s)	Value (000s)
U.S. Treasury Inflation Protected Obligations - 0.9%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/42	$ 150,053	$ 167,796
2.125% 2/15/41	14,285	21,477
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		189,273
U.S. Treasury Obligations - 7.0%
U.S. Treasury Bills, yield at date of purchase 0.08% 2/14/13 (i)	7,890	7,889
U.S. Treasury Bonds:
2.75% 8/15/42	20,771	20,547
2.75% 11/15/42	22,269	22,001
U.S. Treasury Notes:
0.25% 4/30/14	128,806	128,841
0.25% 9/15/15	220,857	220,443
0.25% 10/15/15	87,529	87,351
0.5% 7/31/17 (j)	151,500	151,015
0.75% 10/31/17	194,494	195,831
1% 9/30/19	29,721	29,714
1% 11/30/19	368,329	367,322
1.25% 10/31/19	66,374	67,390
1.625% 8/15/22	132,950	133,521
TOTAL U.S. TREASURY OBLIGATIONS		1,431,865
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,597,867)		1,621,138
U.S. Government Agency - Mortgage Securities - 2.8%

Fannie Mae - 1.4%
2.5% 11/1/27	900	942
2.559% 6/1/36 (k)	175	188
2.944% 7/1/37 (k)	540	581
3% 4/1/27 to 7/1/27	3,544	3,742
3.5% 1/1/21 to 9/1/42 (h)	34,145	36,645
3.5% 7/1/42	84	90
3.5% 7/1/42	121	130
3.5% 8/1/42	155	167
3.5% 8/1/42	143	154
3.5% 12/1/42 (h)	6,200	6,616
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
3.5% 12/1/42 (h)	$ 13,700	$ 14,618
3.5% 12/1/42 (h)	5,400	5,762
3.5% 12/1/42 (h)	5,700	6,082
3.5% 1/1/43 (h)	7,000	7,454
3.5% 1/1/43 (h)	6,500	6,921
4% 9/1/26 to 4/1/42	34,183	36,918
4% 9/1/41	124	133
4% 12/1/42 (h)	500	536
4% 12/1/42 (h)	3,700	3,964
4% 12/1/42 (h)	3,700	3,964
4% 12/1/42 (h)	500	536
4% 12/1/42 (h)	12,000	12,856
4% 12/1/42 (h)	15,400	16,499
4.5% 12/1/23 to 7/1/41	18,711	20,291
4.5% 12/1/42 (h)	500	539
4.5% 12/1/42 (h)	17,700	19,077
5% 12/1/25 to 11/1/28	79	85
5% 12/1/42 (h)	100	108
5% 12/1/42 (h)	800	867
5% 12/1/42 (h)	2,300	2,492
5% 12/1/42 (h)	2,300	2,492
5.5% 9/1/24 to 3/1/40	55,168	60,449
5.5% 12/1/42 (h)	1,300	1,413
6% 6/1/35 to 4/1/40	21,574	23,870
6.5% 7/1/32 to 8/1/36	1,895	2,182
TOTAL FANNIE MAE		299,363
Freddie Mac - 0.7%
3.454% 10/1/35 (k)	259	278
3.5% 4/1/32 to 11/1/42	18,940	20,318
3.5% 12/1/42 (h)	1,000	1,063
3.5% 12/1/42	5,400	5,742
3.5% 12/1/42	3,400	3,616
4% 6/1/24 to 11/1/41	11,503	12,474
4% 9/1/41	817	887
4.5% 7/1/25 to 10/1/41	41,259	44,629
5% 3/1/19 to 9/1/40	26,791	29,014
5.5% 1/1/28 to 3/1/40	17,712	19,113
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
6% 7/1/37 to 8/1/37	$ 935	$ 1,022
6.5% 3/1/36	1,247	1,416
TOTAL FREDDIE MAC		139,572
Ginnie Mae - 0.7%
3% 12/1/42 (h)	11,300	12,054
3.5% 11/15/41 to 3/15/42	1,819	1,996
4% 1/15/25 to 11/15/41	26,587	29,040
4.5% 5/15/39 to 4/15/41	37,988	41,799
4.5% 12/1/42 (h)	12,000	13,071
5% 3/15/39 to 9/15/41	23,277	25,663
5.5% 12/15/31 to 1/15/39	1,207	1,333
6% 2/15/34 to 9/20/38	12,469	14,045
TOTAL GINNIE MAE		139,001
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $567,595)		577,936
Asset-Backed Securities - 0.2%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6775% 4/25/35 (k)	950	834
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.8575% 3/25/34 (k)	410	390
Series 2005-HE2 Class M2, 0.8825% 4/25/35 (k)	66	65
Advanta Business Card Master Trust Series 2006-C1 Class C1, 0.6758% 10/20/14 (k)	688	7
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9075% 12/25/33 (k)	82	72
Series 2004-R2 Class M3, 0.7575% 4/25/34 (k)	120	53
Series 2005-R2 Class M1, 0.6575% 4/25/35 (k)	2,266	2,178
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9875% 3/25/34 (k)	53	44
Series 2004-W11 Class M2, 0.9075% 11/25/34 (k)	616	525
Series 2004-W7 Class M1, 0.7575% 5/25/34 (k)	1,600	1,373
Series 2006-W4 Class A2C, 0.3675% 5/25/36 (k)	1,415	435
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0325% 4/25/34 (k)	2,518	2,249
Series 2006-HE2 Class M1, 0.5775% 3/25/36 (k)	56	1
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Axon Financial Funding Ltd. Series 2007-1 Class A1, 0.9743% 4/4/17 (d)(g)(k)	$ 6,960	$ 0
Capital Trust Ltd. Series 2004-1:
Class A2, 0.6575% 7/20/39 (g)(k)	75	68
Class B, 0.9575% 7/20/39 (g)(k)	290	131
Class C, 1.3075% 7/20/39 (g)(k)	372	4
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3475% 12/25/36 (k)	1,978	921
Citigroup Mortgage Loan Trust Series 2005-HE4 Class A2C, 0.4775% 10/25/35 (k)	199	199
Countrywide Asset-Backed Certificates Trust Series 2007-4 Class A1A, 0.3307% 9/25/37 (k)	76	75
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (g)	363	0
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.6625% 4/25/34 (k)	175	81
Series 2004-4 Class M2, 1.0025% 6/25/34 (k)	645	388
Fannie Mae Series 2004-T5 Class AB3, 1.074% 5/28/35 (k)	43	32
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3825% 8/25/34 (k)	319	204
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.0325% 3/25/34 (k)	23	13
Series 2006-FF14 Class A2, 0.2675% 10/25/36 (k)	310	309
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.9425% 1/25/35 (k)	1,041	356
Class M4, 1.2275% 1/25/35 (k)	399	51
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6915% 2/25/47 (g)(k)	3,122	1,967
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (g)	464	452
GE Business Loan Trust:
Series 2003-1 Class A, 0.638% 4/15/31 (g)(k)	198	187
Series 2006-2A:
Class A, 0.388% 11/15/34 (g)(k)	1,361	1,178
Class B, 0.488% 11/15/34 (g)(k)	491	345
Class C, 0.588% 11/15/34 (g)(k)	817	474
Class D, 0.958% 11/15/34 (g)(k)	310	100
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7575% 9/25/46 (g)(k)	1,539	1,516
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5275% 8/25/33 (k)	363	329
Series 2003-3 Class M1, 1.4975% 8/25/33 (k)	727	627
Series 2003-5 Class A2, 0.9075% 12/25/33 (k)	36	28
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3975% 1/25/37 (k)	$ 1,642	$ 627
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5075% 7/25/36 (k)	3,185	55
Series 2007-CH1 Class AV4, 0.3375% 11/25/36 (k)	1,641	1,559
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6935% 12/27/29 (k)	532	484
Series 2006-A Class 2C, 1.5135% 3/27/42 (k)	2,909	141
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (g)	8	8
Class C, 5.691% 10/20/28 (g)	4	4
Class D, 6.01% 10/20/28 (g)	44	44
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.5075% 5/25/37 (k)	861	15
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9575% 7/25/34 (k)	161	101
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1825% 7/25/34 (k)	506	366
Series 2006-FM1 Class A2B, 0.3175% 4/25/37 (k)	1,441	1,346
Series 2006-OPT1 Class A1A, 0.4675% 6/25/35 (k)	2,912	2,470
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5475% 8/25/34 (k)	63	52
Series 2005-NC1 Class M1, 0.6475% 1/25/35 (k)	439	358
Series 2005-NC2 Class B1, 1.3775% 3/25/35 (k)	457	17
National Collegiate Student Loan Trust Series 2006-4 Class D, 1.3075% 5/25/32 (k)	2,225	0*
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.7175% 9/25/35 (k)	1,566	1,163
Ocala Funding LLC:
Series 2005-1A Class A, 1.7075% 3/20/10 (d)(g)(k)	621	0
Series 2006-1A Class A, 1.6075% 3/20/11 (d)(g)(k)	1,290	0
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4575% 9/25/34 (k)	585	274
Class M4, 1.6575% 9/25/34 (k)	750	189
Series 2005-WCH1 Class M4, 1.0375% 1/25/36 (k)	1,620	1,088
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0075% 4/25/33 (k)	6	5
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0025% 3/25/35 (k)	1,336	1,230
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3575% 3/20/19 (FGIC Insured) (g)(k)	388	385
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.3388% 6/15/33 (k)	1,396	906
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (g)	$ 655	$ 0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9325% 9/25/34 (k)	66	21
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (g)	430	439
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0675% 9/25/34 (k)	32	27
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.9113% 4/6/42 (g)(k)	2,183	27
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (g)	974	0
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (g)	8	0
Whinstone Capital Management Ltd. Series 1A Class B3, 2.1153% 10/25/44 (g)(k)	1,964	1,620
TOTAL ASSET-BACKED SECURITIES (Cost $27,438)		33,282
Collateralized Mortgage Obligations - 0.2%

Private Sponsor - 0.2%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.7675% 1/25/35 (k)	1,894	1,781
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7075% 7/16/34 (g)(k)	5	5
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.6312% 10/25/34 (k)	1,173	1,192
Granite Master Issuer PLC:
floater:
Series 2006-1A Class A5, 0.3475% 12/20/54 (g)(k)	6,365	6,247
Series 2006-3 Class M2, 0.7675% 12/20/54 (k)	5,460	4,859
Series 2006-4:
Class B1, 0.3875% 12/20/54 (k)	4,556	4,214
Class M1, 0.5475% 12/20/54 (k)	1,198	1,066
Series 2007-1:
Class 1B1, 0.3475% 12/20/54 (k)	4,650	4,301
Class 1M1, 0.5075% 12/20/54 (k)	1,611	1,434
Class 2M1, 0.7075% 12/20/54 (k)	2,067	1,840
Series 2007-2 Class 2C1, 1.0675% 12/17/54 (k)	2,864	2,354
sequential payer Series 2006-3 Class B2, 0.5475% 12/20/54 (k)	5,461	5,051
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7688% 1/20/44 (k)	$ 472	$ 440
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 5.6575% 8/25/36 (k)	1,870	1,469
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4175% 5/25/47 (k)	783	524
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3775% 2/25/37 (k)	1,424	1,199
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.4975% 7/25/35 (k)	1,984	1,899
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.559% 7/10/35 (g)(k)	1,055	886
Class B6, 3.059% 7/10/35 (g)(k)	224	185
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6575% 6/25/33 (g)(k)	184	178
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (g)	185	68
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.6169% 7/20/34 (k)	36	34
Structured Asset Securities Corp. Series 2003-15A Class 4A, 5.2091% 4/25/33 (k)	332	320
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4107% 9/25/36 (k)	3,313	2,996
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $30,626)		44,542
Commercial Mortgage Securities - 2.4%

Asset Securitization Corp. Series 1997-D5:
Class A6, 7.3614% 2/14/43 (k)	52	52
Class PS1, 1.2492% 2/14/43 (k)(m)	716	20
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7086% 5/10/45 (k)	995	1,050
Series 2006-5:
Class A2, 5.317% 9/10/47	3,803	3,804
Class A3, 5.39% 9/10/47	1,832	1,944
Series 2006-6 Class A3, 5.369% 10/10/45	2,628	2,866
Series 2007-4 Class A3, 5.7964% 2/10/51 (k)	1,282	1,354
Series 2006-6 Class E, 5.619% 10/10/45 (g)	759	76
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage Trust: - continued
Series 2007-3:
Class A3, 5.5348% 6/10/49 (k)	$ 2,194	$ 2,216
Class A4, 5.5348% 6/10/49 (k)	2,739	3,165
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2001-1 Class A4, 5.451% 1/15/49	2,878	3,336
Series 2004-2 Class A4, 4.153% 11/10/38	1,364	1,380
Series 2005-1 Class A3, 4.877% 11/10/42	255	255
Series 2001-3 Class H, 6.562% 4/11/37 (g)	735	738
Series 2005-3 Class A3B, 5.09% 7/10/43 (k)	4,082	4,300
Banc of America Large Loan, Inc. floater Series 2006-BIX1:
Class F, 0.518% 10/15/19 (g)(k)	1,347	1,324
Class G, 0.538% 10/15/19 (g)(k)	1,350	1,326
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0575% 12/25/33 (g)(k)	62	45
Series 2004-1:
Class A, 0.5675% 4/25/34 (g)(k)	1,051	941
Class B, 2.1075% 4/25/34 (g)(k)	118	70
Class M1, 0.7675% 4/25/34 (g)(k)	95	71
Class M2, 1.4075% 4/25/34 (g)(k)	87	62
Series 2005-2A:
Class A1, 0.5175% 8/25/35 (g)(k)	1,464	1,058
Class M1, 0.6375% 8/25/35 (g)(k)	80	47
Class M2, 0.6875% 8/25/35 (g)(k)	131	71
Class M3, 0.7075% 8/25/35 (g)(k)	73	35
Series 2005-3A:
Class A2, 0.6075% 11/25/35 (g)(k)	516	393
Class M1, 0.6475% 11/25/35 (g)(k)	68	39
Class M2, 0.6975% 11/25/35 (g)(k)	86	47
Class M3, 0.7175% 11/25/35 (g)(k)	77	40
Class M4, 0.8075% 11/25/35 (g)(k)	96	46
Series 2005-4A:
Class A2, 0.5975% 1/25/36 (g)(k)	1,350	985
Class B1, 1.6075% 1/25/36 (g)(k)	117	18
Class M1, 0.6575% 1/25/36 (g)(k)	436	244
Class M2, 0.6775% 1/25/36 (g)(k)	131	70
Class M3, 0.7075% 1/25/36 (g)(k)	191	97
Class M4, 0.8175% 1/25/36 (g)(k)	106	48
Class M5, 0.8575% 1/25/36 (g)(k)	106	28
Class M6, 0.9075% 1/25/36 (g)(k)	112	30
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-1:
Class A2, 0.5675% 4/25/36 (g)(k)	$ 207	$ 157
Class M1, 0.5875% 4/25/36 (g)(k)	74	47
Class M2, 0.6075% 4/25/36 (g)(k)	78	48
Class M3, 0.6275% 4/25/36 (g)(k)	67	40
Class M4, 0.7275% 4/25/36 (g)(k)	38	22
Class M5, 0.7675% 4/25/36 (g)(k)	37	20
Class M6, 0.8475% 4/25/36 (g)(k)	74	23
Series 2006-2A:
Class A1, 0.4375% 7/25/36 (g)(k)	3,107	2,235
Class A2, 0.4875% 7/25/36 (g)(k)	185	133
Class B1, 1.0775% 7/25/36 (g)(k)	69	12
Class B3, 2.9075% 7/25/36 (g)(k)	5	0*
Class M1, 0.5175% 7/25/36 (g)(k)	194	71
Class M2, 0.5375% 7/25/36 (g)(k)	137	44
Class M3, 0.5575% 7/25/36 (g)(k)	113	30
Class M4, 0.6275% 7/25/36 (g)(k)	77	19
Class M5, 0.6775% 7/25/36 (g)(k)	94	22
Class M6, 0.7475% 7/25/36 (g)(k)	140	29
Series 2006-3A:
Class M4, 0.6375% 10/25/36 (g)(k)	154	23
Class M5, 0.6875% 10/25/36 (g)(k)	185	10
Class M6, 0.7675% 10/25/36 (g)(k)	221	4
Series 2006-4A:
Class A1, 0.4375% 12/25/36 (g)(k)	791	625
Class A2, 0.4775% 12/25/36 (g)(k)	3,867	2,190
Class B1, 0.9075% 12/25/36 (g)(k)	26	1
Class M1, 0.4975% 12/25/36 (g)(k)	258	60
Class M2, 0.5175% 12/25/36 (g)(k)	172	38
Class M3, 0.5475% 12/25/36 (g)(k)	173	38
Class M4, 0.6075% 12/25/36 (g)(k)	209	32
Class M5, 0.6475% 12/25/36 (g)(k)	190	19
Class M6, 0.7275% 12/25/36 (g)(k)	172	10
Series 2007-1 Class A2, 0.4775% 3/25/37 (g)(k)	789	439
Series 2007-2A:
Class A1, 0.4775% 7/25/37 (g)(k)	757	502
Class A2, 0.5275% 7/25/37 (g)(k)	710	249
Class M1, 0.5775% 7/25/37 (g)(k)	248	68
Class M2, 0.6175% 7/25/37 (g)(k)	136	23
Class M3, 0.6975% 7/25/37 (g)(k)	138	14
Class M4, 0.8575% 7/25/37 (g)(k)	273	15
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
Series 2007-2A:
Class M5, 0.9575% 7/25/37 (g)(k)	$ 240	$ 11
Class M6, 1.2075% 7/25/37 (g)(k)	300	5
Series 2007-3:
Class A2, 0.4975% 7/25/37 (g)(k)	795	399
Class B1, 1.1575% 7/25/37 (g)(k)	177	13
Class B2, 1.8075% 7/25/37 (g)(k)	175	9
Class M1, 0.5175% 7/25/37 (g)(k)	158	54
Class M2, 0.5475% 7/25/37 (g)(k)	169	47
Class M3, 0.5775% 7/25/37 (g)(k)	266	57
Class M4, 0.7075% 7/25/37 (g)(k)	418	70
Class M5, 0.8075% 7/25/37 (g)(k)	219	31
Class M6, 1.0075% 7/25/37 (g)(k)	166	20
Series 2007-4A:
Class M1, 1.1575% 9/25/37 (g)(k)	289	27
Class M2, 1.2575% 9/25/37 (g)(k)	289	22
Class M4, 1.8075% 9/25/37 (g)(k)	734	40
Class M5, 1.9575% 9/25/37 (g)(k)	734	27
Class M6, 2.1575% 9/25/37 (g)(k)	109	4
Series 2004-1, Class IO, 1.25% 4/25/34 (g)(m)	2,118	77
Series 2006-3A, Class IO, 3.9036% 10/25/36 (g)(k)(m)	26,747	716
Series 2007-5A, Class IO, 4.186% 10/25/37 (g)(k)(m)	5,531	459
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class H, 0.858% 3/15/19 (g)(k)	430	418
Class J, 1.058% 3/15/19 (g)(k)	447	413
Series 2007-BBA8:
Class D, 0.458% 3/15/22 (g)(k)	653	604
Class E, 0.508% 3/15/22 (g)(k)	3,391	3,068
Class F, 0.558% 3/15/22 (g)(k)	2,081	1,841
Class G, 0.608% 3/15/22 (g)(k)	534	462
Class H, 0.758% 3/15/22 (g)(k)	653	552
Class J, 0.908% 3/15/22 (g)(k)	653	535
sequential payer:
Series 2004-PWR3 Class A3, 4.487% 2/11/41	109	109
Series 2007-PW15 Class AAB, 5.315% 2/11/44	3,106	3,226
Series 2007-PW16:
Class A4, 5.7163% 6/11/40 (k)	769	914
Class AAB, 5.7163% 6/11/40 (k)	5,807	6,243
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2007-PW18:
Class A2, 5.613% 6/11/50	$ 155	$ 158
Class A4, 5.7% 6/11/50	5,820	6,942
Series 2006-PW13 Class A3, 5.518% 9/11/41	4,638	4,809
Series 2006-PW14 Class X2, 0.6677% 12/11/38 (g)(k)(m)	13,836	100
Series 2006-T22 Class A4, 5.5388% 4/12/38 (k)	164	187
Series 2006-T24 Class X2, 0.4452% 10/12/41 (g)(k)(m)	2,945	13
Series 2007-PW18 Class X2, 0.3028% 6/11/50 (g)(k)(m)	92,485	788
Series 2007-T28 Class X2, 0.1559% 9/11/42 (g)(k)(m)	46,342	228
C-BASS Trust floater Series 2006-SC1 Class A, 0.4775% 5/25/36 (g)(k)	735	639
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (g)	1,544	1,624
Class XCL, 1.3289% 5/15/35 (g)(k)(m)	5,227	91
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2 Class H, 0.579% 8/15/21 (g)(k)	215	205
Series 2007-C6:
Class A2, 5.6993% 12/10/49 (k)	442	442
Class A4, 5.6993% 12/10/49 (k)	4,371	5,184
Series 2008-C7 Class A2B, 6.2624% 12/10/49 (k)	806	818
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	16,063	18,509
Series 2007-CD4 Class A3, 5.293% 12/11/49	1,279	1,329
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.804% 5/15/46 (k)	1,314	1,403
Series 2006-C1 Class B, 5.359% 8/15/48	3,942	528
Series 2007-C2 Class B, 5.617% 4/15/47 (k)	1,468	631
COMM pass-thru certificates:
floater:
Series 2005-F10A Class J, 1.058% 4/15/17 (g)(k)	139	126
Series 2005-FL11:
Class C, 0.508% 11/15/17 (g)(k)	807	767
Class D, 0.548% 11/15/17 (g)(k)	42	39
Class E, 0.598% 11/15/17 (g)(k)	149	137
Class F, 0.658% 11/15/17 (g)(k)	164	149
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
COMM pass-thru certificates: - continued
floater:
Series 2005-FL11:
Class G, 0.708% 11/15/17 (g)(k)	$ 114	$ 101
Series 2006-CN2A:
Class A2FL, 0.43% 2/5/19 (g)(k)	1,418	1,388
Class AJFL, 0.47% 2/5/19 (k)	890	870
Series 2006-FL12 Class AJ, 0.338% 12/15/20 (g)(k)	1,872	1,740
sequential payer:
Series 2006-C8 Class A3, 5.31% 12/10/46	3,744	3,869
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (g)	1,674	1,680
Class AJFX, 5.478% 2/5/19 (g)	4,140	4,147
Series 2007-C9 Class A4, 5.8009% 12/10/49 (k)	2,907	3,472
Series 2006-C8 Class XP, 0.4662% 12/10/46 (k)(m)	16,244	80
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	1,596	1,817
Series 2007-C2:
Class A2, 5.448% 1/15/49 (k)	441	445
Class A3, 5.542% 1/15/49 (k)	2,628	2,988
Series 2007-C3 Class A4, 5.6765% 6/15/39 (k)	790	900
Series 2006-C4 Class AAB, 5.439% 9/15/39	2,839	2,880
Series 2006-C5 Class ASP, 0.6642% 12/15/39 (k)(m)	11,239	72
Series 2007-C5 Class A4, 5.695% 9/15/40 (k)	1,189	1,372
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.558% 4/15/22 (g)(k)	4,688	3,897
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2004-C1 Class A4, 4.75% 1/15/37	582	602
Series 2001-CK6 Class AX, 1.0678% 8/15/36 (k)(m)	332	0*
Series 2001-CKN5 Class AX, 1.5092% 9/15/34 (g)(k)(m)	1,179	2
Series 2006-C1 Class A3, 5.4101% 2/15/39 (k)	4,544	4,660
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.358% 2/15/22 (g)(k)	497	480
Class C:
0.378% 2/15/22 (g)(k)	2,047	1,903
0.478% 2/15/22 (g)(k)	731	681
Class F, 0.528% 2/15/22 (g)(k)	1,462	1,361
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse Mortgage Capital Certificates: - continued
Series 2007-C1:
Class ASP, 0.3811% 2/15/40 (k)(m)	$ 19,061	$ 87
Class B, 5.487% 2/15/40 (g)(k)	2,009	285
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	8,890	10,173
Series 2001-1 Class X1, 1.6143% 5/15/33 (g)(k)(m)	810	10
Series 2007-C1 Class XP, 0.1588% 12/10/49 (k)(m)	19,567	48
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4% 11/5/21 (g)(k)	494	472
sequential payer:
Series 2007-GG11 Class A2, 5.597% 12/10/49	1,746	1,781
Series 2007-GG9 Class A4, 5.444% 3/10/39	33,895	39,093
Series 2006-GG7 Class A3, 5.8671% 7/10/38 (k)	380	380
Series 2007-GG11 Class A1, 0.2399% 12/10/49 (g)(k)(m)	21,002	114
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class E, 0.5885% 6/6/20 (g)(k)	237	237
Class F, 0.6585% 6/6/20 (g)(k)	916	915
Series 2007-EOP:
Class A2, 1.2601% 3/6/20 (g)(k)	2,770	2,775
Class C, 2.0056% 3/6/20 (g)(k)	7,500	7,521
Class D, 2.2018% 3/6/20 (g)(k)	3,090	3,099
Class F, 2.6334% 3/6/20 (g)(k)	136	137
Class G, 2.7903% 3/6/20 (g)(k)	67	67
Class H, 3.3004% 3/6/20 (g)(k)	62	62
Class J, 4.0852% 3/6/20 (g)(k)	85	86
Series 2006-GG6 Class A2, 5.506% 4/10/38	2,935	3,030
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	393	399
Series 2007-GG10 Class A2, 5.778% 8/10/45	293	295
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.378% 11/15/18 (g)(k)	651	631
Class C, 0.418% 11/15/18 (g)(k)	463	445
Class D, 0.438% 11/15/18 (g)(k)	205	194
Class E, 0.488% 11/15/18 (g)(k)	295	272
Class F, 0.538% 11/15/18 (g)(k)	443	391
Class G, 0.568% 11/15/18 (g)(k)	384	324
Class H, 0.708% 11/15/18 (g)(k)	295	237
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2006-CB14 Class A3B, 5.4928% 12/12/44 (k)	$ 3,229	$ 3,294
Series 2006-LDP8 Class A4, 5.399% 5/15/45	837	965
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (k)	395	414
Class A3, 5.336% 5/15/47	11,253	12,859
Series 2007-CB19 Class A4, 5.7282% 2/12/49 (k)	4,608	5,420
Series 2007-LD11:
Class A2, 5.7981% 6/15/49 (k)	2,863	2,956
Class A4, 5.8131% 6/15/49 (k)	13,240	15,447
Series 2007-LDPX:
Class A2 S, 5.305% 1/15/49	1,919	1,929
Class A3, 5.42% 1/15/49	18,477	21,390
Series 2005-LDP3 Class A3, 4.959% 8/15/42	1,723	1,740
Series 2006-CB17 Class A3, 5.45% 12/12/43	301	301
Series 2007-CB18 Class A3, 5.447% 6/12/47 (k)	1,183	1,236
Series 2007-CB19:
Class B, 5.7282% 2/12/49 (k)	112	39
Class C, 5.7282% 2/12/49 (k)	294	79
Class D, 5.7282% 2/12/49 (k)	309	30
Series 2007-LDP10:
Class CS, 5.466% 1/15/49 (k)	108	8
Class ES, 5.5618% 1/15/49 (g)(k)	679	32
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.8894% 7/15/44 (k)	1,054	1,247
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	17	17
Series 2006-C6:
Class A2, 5.262% 9/15/39 (k)	71	71
Class A4, 5.372% 9/15/39	591	684
Series 2006-C7:
Class A2, 5.3% 11/15/38	758	777
Class A3, 5.347% 11/15/38	979	1,128
Series 2007-C1 Class A4, 5.424% 2/15/40	4,069	4,738
Series 2007-C2 Class A3, 5.43% 2/15/40	2,923	3,372
Series 2006-C6 Class XCP, 0.6752% 9/15/39 (k)(m)	5,045	29
Series 2007-C1 Class XCP, 0.4246% 2/15/40 (k)(m)	2,095	10
Series 2007-C6 Class A4, 5.858% 7/15/40 (k)	1,642	1,964
Series 2007-C7 Class XCP, 0.2789% 9/15/45 (k)(m)	82,418	488
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.438% 9/15/21 (g)(k)	$ 421	$ 400
Class E, 0.498% 9/15/21 (g)(k)	1,518	1,406
Class F, 0.548% 9/15/21 (g)(k)	1,255	1,130
Class G, 0.568% 9/15/21 (g)(k)	2,478	2,171
Class H, 0.608% 9/15/21 (g)(k)	639	538
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.4357% 1/12/44 (g)(k)	1,143	768
Series 2006-C1 Class A2, 5.6401% 5/12/39 (k)	616	619
Series 2007-C1 Class A4, 5.847% 6/12/50 (k)	4,974	5,725
Series 2008-C1 Class A4, 5.69% 2/12/51	2,805	3,339
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.329% 12/12/49 (k)	118	117
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (k)	902	948
Series 2007-5:
Class A3, 5.364% 8/12/48	512	531
Class A4, 5.378% 8/12/48	5,740	6,551
Class B, 5.479% 8/12/48	3,942	1,064
Series 2007-6 Class A4, 5.485% 3/12/51 (k)	10,897	12,560
Series 2007-7 Class A4, 5.7277% 6/12/50 (k)	4,599	5,260
Series 2006-3 Class ASB, 5.382% 7/12/46 (k)	4,208	4,339
Series 2006-4 Class XP, 0.6166% 12/12/49 (k)(m)	20,146	247
Series 2007-6 Class B, 5.635% 3/12/51 (k)	1,314	276
Series 2007-7 Class B, 5.7277% 6/12/50 (k)	114	7
Series 2007-8 Class A3, 5.9492% 8/12/49 (k)	1,133	1,317
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.408% 7/15/19 (g)(k)	393	259
Series 2007-XLFA:
Class C, 0.368% 10/15/20 (g)(k)	754	699
Class D, 0.398% 10/15/20 (g)(k)	732	665
Class E, 0.458% 10/15/20 (g)(k)	916	806
Class F, 0.508% 10/15/20 (g)(k)	550	456
Class G, 0.548% 10/15/20 (g)(k)	680	528
Class H, 0.638% 10/15/20 (g)(k)	428	214
Class J, 0.788% 10/15/20 (g)(k)	247	86
sequential payer:
Series 2005-IQ9 Class A3, 4.54% 7/15/56	1,181	1,193
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (k)	666	698
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
Series 2006-IQ11:
Class A3, 5.6873% 10/15/42 (k)	$ 318	$ 322
Class A4, 5.7233% 10/15/42 (k)	394	446
Series 2006-T23 Class A3, 5.8159% 8/12/41 (k)	671	700
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (k)	1,971	2,285
Class AAB, 5.654% 4/15/49	3,183	3,441
Class B, 5.7272% 4/15/49 (k)	323	88
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class E, 0.4875% 9/15/21 (g)(k)	1,791	1,611
Class F, 0.5475% 9/15/21 (g)(k)	2,061	1,814
Class G, 0.5675% 9/15/21 (g)(k)	1,953	1,679
Class J, 0.8075% 9/15/21 (g)(k)	434	318
Series 2007-WHL8:
Class F, 0.688% 6/15/20 (g)(k)	4,581	3,436
Class LXR1, 0.908% 6/15/20 (g)(k)	161	140
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (g)	532	536
Series 2003-C8 Class A3, 4.445% 11/15/35	1,510	1,526
Series 2006-C29 Class A3, 5.313% 11/15/48	3,490	3,630
Series 2007-C30:
Class A3, 5.246% 12/15/43	419	435
Class A4, 5.305% 12/15/43	386	416
Class A5, 5.342% 12/15/43	17,206	19,722
Series 2007-C31 Class A4, 5.509% 4/15/47	37,690	43,566
Series 2007-C33:
Class A4, 5.9225% 2/15/51 (k)	23,525	27,842
Class A5, 5.9225% 2/15/51 (k)	870	1,017
Series 2003-C6 Class G, 5.125% 8/15/35 (g)(k)	624	631
Series 2005-C19 Class B, 4.892% 5/15/44	1,314	1,392
Series 2005-C22:
Class B, 5.3835% 12/15/44 (k)	2,914	1,991
Class F, 5.3835% 12/15/44 (g)(k)	2,191	473
Series 2006-C23 Class A5, 5.416% 1/15/45 (k)	7,210	8,170
Series 2007-C30:
Class C, 5.483% 12/15/43 (k)	3,942	2,029
Class D, 5.513% 12/15/43 (k)	2,102	803
Class XP, 0.4742% 12/15/43 (g)(k)(m)	11,004	67
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2007-C31 Class C, 5.6818% 4/15/47 (k)	$ 361	$ 83
Series 2007-C31A Class A2, 5.421% 4/15/47	6,598	6,794
Series 2007-C32:
Class D, 5.7501% 6/15/49 (k)	987	248
Class E, 5.7501% 6/15/49 (k)	1,556	366
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $419,881)		497,887
Municipal Securities - 0.6%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (k)	2,300	2,378
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	1,255	1,753
7.3% 10/1/39	10,620	14,743
7.5% 4/1/34	8,780	12,267
7.55% 4/1/39	8,705	12,574
7.6% 11/1/40	16,260	23,832
7.625% 3/1/40	2,920	4,232
Chicago Gen. Oblig. (Taxable Proj.) Series 2010 C1, 7.781% 1/1/35	835	1,100
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	16,375	16,523
Series 2010, 4.421% 1/1/15	5,980	6,336
Series 2010-1, 6.63% 2/1/35	16,480	19,115
Series 2010-3:
6.725% 4/1/35	8,580	10,050
7.35% 7/1/35	3,745	4,616
Series 2011, 5.877% 3/1/19	2,005	2,312
TOTAL MUNICIPAL SECURITIES (Cost $122,820)		131,831
Foreign Government and Government Agency Obligations - 0.2%

Italian Republic:
3.125% 1/26/15	10,287	10,447
4.5% 1/21/15	7,717	8,067
4.75% 1/25/16	5,145	5,377
Foreign Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
Italian Republic: - continued
5.375% 6/12/17	$ 4,630	$ 4,969
6.875% 9/27/23	15,435	17,843
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $46,697)		46,703
Bank Notes - 0.0%

Wachovia Bank NA 6% 11/15/17 (Cost $3,574)	3,319	3,999
Fixed-Income Funds - 12.4%
	Shares
Fidelity Corporate Bond 1-10 Year Central Fund (l)	3,055,815	349,432
Fidelity High Income Central Fund 2 (l)	5,479,629	630,048
Fidelity Mortgage Backed Securities Central Fund (l)	14,436,254	1,580,625
TOTAL FIXED-INCOME FUNDS (Cost $2,338,851)		2,560,105
Money Market Funds - 2.3%

Fidelity Cash Central Fund, 0.19% (b)	429,338,322	429,338
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	53,505,147	53,505
TOTAL MONEY MARKET FUNDS (Cost $482,843)		482,843
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $17,944,563)		20,856,164
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(193,333)
NET ASSETS - 100%		$ 20,662,831
TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
3% 12/1/27	$ (3,300)	$ (3,479)
3.5% 12/1/42	(5,400)	(5,762)
3.5% 12/1/42	(5,400)	(5,762)
3.5% 12/1/42	(7,000)	(7,469)
3.5% 12/1/42	(1,000)	(1,067)
3.5% 12/1/42	(6,500)	(6,936)
3.5% 12/1/42	(5,700)	(6,082)
3.5% 1/1/43	(12,000)	(12,778)
4% 12/1/42	(31,600)	(33,855)
4% 12/1/42	(3,700)	(3,964)
4% 12/1/42	(500)	(536)
4% 1/1/43	(15,400)	(16,487)
4.5% 12/1/42	(18,200)	(19,616)
4.5% 1/1/43	(17,700)	(19,067)
5% 12/1/42	(3,200)	(3,467)
5% 12/1/42	(2,300)	(2,492)
5.5% 12/1/42	(5,300)	(5,761)
TOTAL FANNIE MAE		(154,580)
Freddie Mac
3.5% 12/1/42	(1,000)	(1,063)
3.5% 12/1/42	(3,400)	(3,616)
3.5% 12/1/42	(2,000)	(2,127)
3.5% 12/1/42	(3,400)	(3,616)
5% 12/1/42	(7,000)	(7,515)
TOTAL FREDDIE MAC		(17,937)
Ginnie Mae
4.5% 12/1/42	(12,000)	(13,071)
TOTAL TBA SALE COMMITMENTS (Proceeds $185,500)		$ (185,588)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
1,742 CME E-mini S&P 500 Index Contracts	Dec. 2012	$ 123,194	$ 3,687
The face value of futures purchased as a percentage of net assets is 0.6%
Swap Agreements
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Counterparty	Fixed Payment Received/ (Paid)	Notional Amount(2) (000s)	Value(1) (000s)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/(Depreciation)(000s)
Sell Protection
ABX AA 07-1 Index	C	Sep. 2037	Credit Suisse First Boston	0.15%	$ 4,509	$ (4,284)	$ 117	$ (4,167)
ABX AA 07-1 Index	C	Sep. 2037	JPMorgan Chase, Inc.	0.15%	3,672	(3,489)	106	(3,383)
ABX AA 07-1 Index	C	Sep. 2037	JPMorgan Chase, Inc.	0.15%	486	(462)	15	(447)
ABX AA 07-1 Index	C	Sep. 2037	Morgan Stanley, Inc.	0.15%	3,672	(3,489)	106	(3,383)
ABX AA 07-1 Index	C	Sep. 2037	UBS	0.15%	3,537	(3,360)	102	(3,258)
ABX AA 07-1 Index	C	Sep. 2037	UBS	0.15%	3,105	(2,950)	92	(2,858)
Ameriquest Mortgage Securities Inc Series 2004-R11 Class M9	C	Dec. 2034	Bank of America	2.5%	536	(498)	0	(498)
TOTAL CREDIT DEFAULT SWAPS						$ (18,532)	$ 538	$ (17,994)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk. Ratings are from Moodys Investors Service, Inc. Where Moodys ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $377,510,000 or 1.8% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $7,189,000.
(j) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $21,689,000.
(k) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(l) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(m) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(n) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(o) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $15,593,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Jumptap, Inc. Series G	6/29/12	$ 6,429
Legend Pictures LLC	9/23/10	$ 6,428
Legend Pictures LLC rights	11/30/12	$ 0
* Amount represents less than $1,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 237
Fidelity Corporate Bond 1-10 Year Central Fund	3,627
Fidelity High Income Central Fund 2	9,743
Fidelity Mortgage Backed Securities Central Fund	8,321
Fidelity Securities Lending Cash Central Fund	173
Total	$ 22,101
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-10 Year Central Fund	$ 401,162	$ -	$ 54,955	$ 349,432	54.7%
Fidelity High Income Central Fund 2	614,582	9,743	-	630,048	83.0%
Fidelity Mortgage Backed Securities Central Fund	1,971,158	300,294	689,346	1,580,625	10.6%
Total	$ 2,986,902	$ 310,037	$ 744,301	$ 2,560,105
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Kayak Software Corp.	$ 5,542	$ 2,376	$ 11,547	$ -	$ -
Total	$ 5,542	$ 2,376	$ 11,547	$ -	$ -
Other Information

The following is a summary of the inputs used, as of November 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,445,673	$ 1,430,080	$ -	$ 15,593
Consumer Staples	1,488,966	1,443,265	45,701	-
Energy	1,455,895	1,455,895	-	-
Financials	2,006,719	1,972,463	34,256	-
Health Care	1,629,414	1,629,414	-	-
Industrials	1,365,052	1,365,052	-	-
Information Technology	2,620,489	2,620,489	-	-
Materials	439,722	439,722	-	-
Telecommunication Services	342,704	342,704	-	-
Utilities	459,807	459,807	-	-
Corporate Bonds	1,601,457	-	1,601,457	-
U.S. Government and Government Agency Obligations	1,621,138	-	1,621,138	-
U.S. Government Agency - Mortgage Securities	577,936	-	577,936	-
Asset-Backed Securities	33,282	-	27,490	5,792
Collateralized Mortgage Obligations	44,542	-	44,474	68
Commercial Mortgage Securities	497,887	-	497,628	259
Municipal Securities	131,831	-	131,831	-
Foreign Government and Government Agency Obligations	46,703	-	46,703	-
Bank Notes	3,999	-	3,999	-
Fixed-Income Funds	2,560,105	2,560,105	-	-
Money Market Funds	482,843	482,843	-	-
Total Investments in Securities:	$ 20,856,164	$ 16,201,839	$ 4,632,613	$ 21,712
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Derivative Instruments:
Assets
Futures Contracts	$ 3,687	$ 3,687	$ -	$ -
Liabilities
Swap Agreements	$ (18,532)	$ -	$ (18,532)	$ -
Total Derivative Instruments:	$ (14,845)	$ 3,687	$ (18,532)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (185,588)	$ -	$ (185,588)	$ -
Income Tax Information

At November 30, 2012, the cost of investment securities for income tax purposes was $18,063,774,000. Net unrealized appreciation aggregated $2,792,390,000, of which $3,005,452,000 related to appreciated investment securities and $213,062,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

Swap agreements are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swap agreements may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swap agreements are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Default Swap Agreements

The Fund entered into credit default swaps, which are agreements with a counterparty that enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Credit default swaps are marked-to-market daily. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap.

The Fund is exposed to additional risks from investing in credit default swaps, such as liquidity risk and counterparty risk. Liquidity risk is the risk that the Fund will be unable to close out a credit default swap in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter (OTC) derivatives such as credit default swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivatives contracts under an ISDA Master Agreement exceed certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than the counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Puritan® Fund

November 30, 2012

1.809105.108

PUR-QTLY-0113

Investments November 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 63.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.9%
Auto Components - 0.0%
Delphi Automotive PLC	68,093	$ 2,314
Automobiles - 0.5%
Ford Motor Co.	4,022,400	46,056
General Motors Co. (a)	2,170	56
Harley-Davidson, Inc.	952,200	44,715
Motors Liquidation Co. GUC Trust (a)	28,150	549
Tesla Motors, Inc. (a)	490,800	16,599
		107,975
Hotels, Restaurants & Leisure - 1.0%
Dunkin' Brands Group, Inc.	1,148,000	36,529
Starbucks Corp.	895,600	46,455
Station Holdco LLC (a)(o)(p)	1,194,419	1,744
Station Holdco LLC warrants 6/15/18 (a)(o)(p)	75,658	4
Vail Resorts, Inc.	917,027	51,647
Yum! Brands, Inc.	842,700	56,528
		192,907
Household Durables - 0.9%
D.R. Horton, Inc.	523,100	10,180
Lennar Corp. Class A	1,487,100	56,569
Toll Brothers, Inc. (a)	2,264,800	72,111
Whirlpool Corp.	467,000	47,559
		186,419
Internet & Catalog Retail - 0.8%
Amazon.com, Inc. (a)	345,900	87,184
Expedia, Inc.	546,400	33,800
Priceline.com, Inc. (a)	20,100	13,330
Spotify Technology SA (j)(p)	15,765	15,348
		149,662
Media - 2.8%
Comcast Corp. Class A (special) (non-vtg.)	6,435,900	231,950
Discovery Communications, Inc. (a)	560,400	33,854
HMH Holdings, Inc. warrants 6/22/19 (a)(p)	1,945	15
Legend Pictures LLC (o)(p)	49,141	52,538
Legend Pictures LLC rights (o)(p)	4,502	0
Lions Gate Entertainment Corp. (a)(f)	1,675,600	27,446
Manchester United PLC	1,785,700	23,803
News Corp. Class A	4,192,300	103,298
Pandora Media, Inc. (a)(f)	529,694	4,619
Publicis Groupe SA	355,600	20,115
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
The Walt Disney Co.	284,190	$ 14,113
Vertis Holdings, Inc. (a)	1,934	22
Virgin Media, Inc. (f)	1,156,900	40,688
		552,461
Multiline Retail - 0.2%
PPR SA	170,600	31,817
Specialty Retail - 1.5%
Home Depot, Inc.	2,023,500	131,669
Limited Brands, Inc.	1,028,600	53,641
TJX Companies, Inc.	2,179,600	96,643
Urban Outfitters, Inc. (a)	260,800	9,832
		291,785
Textiles, Apparel & Luxury Goods - 1.2%
Brunello Cucinelli SpA (f)	1,155,400	20,586
Michael Kors Holdings Ltd.	896,861	47,668
NIKE, Inc. Class B	326,900	31,866
PVH Corp.	712,000	81,588
Ralph Lauren Corp.	327,700	51,478
Tumi Holdings, Inc.	67,400	1,514
		234,700
TOTAL CONSUMER DISCRETIONARY		1,750,040
CONSUMER STAPLES - 7.2%
Beverages - 2.6%
Anheuser-Busch InBev SA NV ADR	867,700	76,332
Beam, Inc.	1,228,200	68,914
Britvic PLC	2,351,300	14,918
Diageo PLC sponsored ADR	195,300	23,352
Dr. Pepper Snapple Group, Inc.	801,300	35,938
Monster Beverage Corp. (a)	767,000	39,922
The Coca-Cola Co.	6,860,400	260,146
		519,522
Food & Staples Retailing - 2.2%
Costco Wholesale Corp.	521,200	54,200
CVS Caremark Corp.	3,394,800	157,892
Drogasil SA	888	9
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Wal-Mart Stores, Inc.	2,799,400	$ 201,613
Whole Foods Market, Inc.	161,200	15,050
		428,764
Food Products - 0.3%
Bunge Ltd.	688,248	50,352
Household Products - 0.2%
Kimberly-Clark Corp.	380,300	32,599
Procter & Gamble Co.	21,800	1,522
		34,121
Personal Products - 0.4%
Estee Lauder Companies, Inc. Class A	541,200	31,525
Prestige Brands Holdings, Inc. (a)	2,182,251	47,137
		78,662
Tobacco - 1.5%
Japan Tobacco, Inc.	1,777,900	53,310
Lorillard, Inc.	144,700	17,532
Philip Morris International, Inc.	2,619,240	235,417
		306,259
TOTAL CONSUMER STAPLES		1,417,680
ENERGY - 5.9%
Energy Equipment & Services - 1.0%
Cameron International Corp. (a)	852,600	45,998
Ensco PLC Class A	1,272,216	74,081
Noble Corp.	726,100	25,043
Ocean Rig UDW, Inc. (United States) (a)	2,048,049	32,257
Schlumberger Ltd.	175,500	12,569
		189,948
Oil, Gas & Consumable Fuels - 4.9%
Anadarko Petroleum Corp.	416,000	30,447
Cabot Oil & Gas Corp.	1,185,900	55,856
Cheniere Energy, Inc. (a)	136,900	2,300
Chevron Corp.	1,653,900	174,801
Concho Resources, Inc. (a)	257,900	20,699
Energen Corp.	378,600	16,859
EQT Corp.	610,300	36,655
EV Energy Partners LP	575,724	34,946
Exxon Mobil Corp.	2,244,517	197,832
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Marathon Petroleum Corp.	832,200	$ 49,549
Occidental Petroleum Corp.	1,359,458	102,245
Phillips 66	1,039,000	54,412
Pioneer Natural Resources Co.	439,100	46,984
Southcross Energy Partners LP	517,080	12,141
Suncor Energy, Inc.	959,600	31,357
The Williams Companies, Inc.	3,101,900	101,866
		968,949
TOTAL ENERGY		1,158,897
FINANCIALS - 9.0%
Capital Markets - 0.5%
Apollo Global Management LLC Class A	1,112,300	17,452
Evercore Partners, Inc. Class A	1,013,500	27,841
State Street Corp.	477,200	21,207
UBS AG	2,294,030	35,974
		102,474
Commercial Banks - 2.5%
BB&T Corp.	824,900	23,237
First Republic Bank	50,000	1,691
Huntington Bancshares, Inc.	2,633,700	16,197
M&T Bank Corp.	545,300	53,292
National Bank Holdings Corp.	338,501	6,201
SunTrust Banks, Inc.	1,075,900	29,211
TCF Financial Corp.	1,258,400	14,950
U.S. Bancorp	3,631,900	117,165
Wells Fargo & Co.	7,074,740	233,537
		495,481
Consumer Finance - 1.2%
American Express Co.	698,400	39,041
Capital One Financial Corp.	1,126,900	64,909
Discover Financial Services	1,476,300	61,429
SLM Corp.	4,267,000	70,619
		235,998
Diversified Financial Services - 2.1%
2010 Swift Mandatory Common Exchange Security Trust (h)	171,700	1,478
Bank of America Corp.	3,496,500	34,475
Citigroup, Inc.	5,683,040	196,463
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
JPMorgan Chase & Co.	3,436,623	$ 141,176
The NASDAQ Stock Market, Inc.	1,112,600	26,958
		400,550
Insurance - 1.7%
ACE Ltd.	854,000	67,662
Allstate Corp.	294,600	11,925
American International Group, Inc. (a)	795,900	26,368
Berkshire Hathaway, Inc. Class B (a)	1,043,700	91,929
Fidelity National Financial, Inc. Class A	1,359,900	32,923
MetLife, Inc.	1,346,700	44,697
The Travelers Companies, Inc.	770,900	54,595
		330,099
Real Estate Investment Trusts - 1.0%
American Tower Corp.	1,133,100	84,903
Lexington Corporate Properties Trust (f)	3,468,867	33,266
Public Storage	278,600	39,182
Simon Property Group, Inc.	272,200	41,410
		198,761
Real Estate Management & Development - 0.0%
Realogy Holdings Corp.	103,500	3,903
TOTAL FINANCIALS		1,767,266
HEALTH CARE - 9.5%
Biotechnology - 3.7%
Acadia Pharmaceuticals, Inc. (a)	1,000,000	5,200
Achillion Pharmaceuticals, Inc. (a)	2,172,600	16,925
Acorda Therapeutics, Inc. (a)	390,000	9,820
Affymax, Inc. (a)	959,900	23,460
Alexion Pharmaceuticals, Inc. (a)	192,100	18,445
AMAG Pharmaceuticals, Inc. (a)(g)	1,460,561	21,952
Amgen, Inc.	1,748,500	155,267
Arena Pharmaceuticals, Inc. (a)(f)	466,100	4,130
Biogen Idec, Inc. (a)	593,300	88,455
BioMarin Pharmaceutical, Inc. (a)	919,500	44,688
CSL Ltd.	1,035,843	55,888
Gilead Sciences, Inc. (a)	1,648,400	123,630
Grifols SA ADR	2,693,600	65,697
Medivation, Inc. (a)	600,000	31,290
Merrimack Pharmaceuticals, Inc.	740,294	5,286
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Neurocrine Biosciences, Inc. (a)(g)	3,731,700	$ 27,913
Theravance, Inc. (a)	840,900	18,903
Vertex Pharmaceuticals, Inc. (a)	295,300	11,750
		728,699
Health Care Equipment & Supplies - 0.4%
The Cooper Companies, Inc.	766,559	72,777
Health Care Providers & Services - 1.4%
Brookdale Senior Living, Inc. (a)	847,500	21,662
Catamaran Corp. (a)	1,350,350	66,284
CIGNA Corp.	590,000	30,839
Express Scripts Holding Co. (a)	1,292,858	69,620
McKesson Corp.	430,700	40,688
Qualicorp SA (a)	5,724,000	55,585
		284,678
Health Care Technology - 0.2%
CareView Communications, Inc. (a)(f)(g)	10,425,300	8,444
Cerner Corp. (a)	456,500	35,251
		43,695
Life Sciences Tools & Services - 0.0%
Illumina, Inc. (a)(f)	159,700	8,577
Pharmaceuticals - 3.8%
Elan Corp. PLC sponsored ADR (a)	1,399,148	13,963
Eli Lilly & Co.	1,821,800	89,341
Endo Pharmaceuticals Holdings, Inc. (a)	465,100	13,330
Johnson & Johnson	1,216,300	84,813
Merck & Co., Inc.	4,932,800	218,523
Optimer Pharmaceuticals, Inc. (a)	1,235,000	12,585
Pfizer, Inc.	5,965,300	149,252
TherapeuticsMD, Inc. (a)(g)	7,722,000	23,166
Valeant Pharmaceuticals International, Inc. (Canada) (a)	881,911	49,132
ViroPharma, Inc. (a)	400,778	9,935
Watson Pharmaceuticals, Inc. (a)	904,700	79,623
		743,663
TOTAL HEALTH CARE		1,882,089
INDUSTRIALS - 4.9%
Aerospace & Defense - 0.9%
Honeywell International, Inc.	508,800	31,205
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Textron, Inc.	2,082,400	$ 48,916
United Technologies Corp.	1,204,400	96,484
		176,605
Airlines - 0.1%
Copa Holdings SA Class A	157,100	14,899
Building Products - 0.4%
American Woodmark Corp. (a)	525,370	14,926
Armstrong World Industries, Inc.	330,000	16,668
Fortune Brands Home & Security, Inc. (a)	567,100	17,007
Masco Corp.	1,608,700	27,284
Masonite Worldwide Holdings (a)	5,358	193
Masonite Worldwide Holdings:
warrants 5/20/14 (a)	25,981	19
warrants 5/20/16 (a)	19,485	32
		76,129
Commercial Services & Supplies - 0.2%
ADT Corp.	321,850	14,773
Tyco International Ltd.	1,203,700	34,149
		48,922
Electrical Equipment - 0.2%
AMETEK, Inc.	497,402	18,568
Regal-Beloit Corp.	266,000	18,554
		37,122
Industrial Conglomerates - 1.7%
Carlisle Companies, Inc.	455,400	25,808
General Electric Co.	13,623,500	287,865
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	810,000	20,963
		334,636
Machinery - 0.7%
Illinois Tool Works, Inc.	1,473,600	90,730
Ingersoll-Rand PLC	1,014,100	49,468
Westport Innovations, Inc. (a)(f)	14,059	369
		140,567
Marine - 0.0%
DryShips, Inc. (a)	3,755,900	6,347
Road & Rail - 0.6%
Union Pacific Corp.	990,856	121,657
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - 0.1%
WESCO International, Inc. (a)	262,400	$ 16,964
TOTAL INDUSTRIALS		973,848
INFORMATION TECHNOLOGY - 13.2%
Communications Equipment - 1.5%
Cisco Systems, Inc.	954,300	18,046
Motorola Solutions, Inc.	1,995,300	108,644
QUALCOMM, Inc.	2,637,900	167,823
Ruckus Wireless, Inc.	257,200	3,405
		297,918
Computers & Peripherals - 4.2%
Apple, Inc.	1,347,800	788,845
NCR Corp. (a)	311,969	7,465
SanDisk Corp. (a)	689,500	26,959
		823,269
Electronic Equipment & Components - 0.3%
Amphenol Corp. Class A	736,000	45,573
Arrow Electronics, Inc. (a)	428,800	15,977
E Ink Holdings, Inc. GDR (a)(h)	140,100	1,032
		62,582
Internet Software & Services - 2.3%
Demand Media, Inc. (a)(f)	1,324,308	11,786
eBay, Inc. (a)	2,273,600	120,092
Facebook, Inc. Class A	1,950,560	54,616
Google, Inc. Class A (a)	316,200	220,825
Mail.ru Group Ltd.:
GDR (h)	580,000	19,140
GDR (Reg. S)	289,900	9,567
Yahoo!, Inc. (a)	860,900	16,159
		452,185
IT Services - 1.6%
Accenture PLC Class A	1,636,600	111,158
Cognizant Technology Solutions Corp. Class A (a)	1,001,400	67,324
Visa, Inc. Class A	879,500	131,670
		310,152
Semiconductors & Semiconductor Equipment - 1.5%
Altera Corp.	1,290,900	41,812
Analog Devices, Inc.	372,700	15,132
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
ASML Holding NV	274,120	$ 17,152
Avago Technologies Ltd.	578,500	20,305
Broadcom Corp. Class A	1,460,400	47,288
Freescale Semiconductor Holdings I Ltd. (a)(f)	3,208,700	29,713
Intel Corp.	1,530,000	29,942
NXP Semiconductors NV (a)	517,800	12,676
Samsung Electronics Co. Ltd.	48,302	62,737
Skyworks Solutions, Inc. (a)	316,259	7,163
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,318,400	22,769
		306,689
Software - 1.8%
Citrix Systems, Inc. (a)	333,200	20,379
Fortinet, Inc. (a)	418,506	8,362
Microsoft Corp.	8,284,200	220,525
QLIK Technologies, Inc. (a)	472,300	9,153
salesforce.com, Inc. (a)	413,300	65,165
Splunk, Inc.	36,800	1,111
VMware, Inc. Class A (a)	129,500	11,778
Workday, Inc.	242,300	12,139
		348,612
TOTAL INFORMATION TECHNOLOGY		2,601,407
MATERIALS - 2.5%
Chemicals - 1.8%
Ashland, Inc.	667,100	47,311
Eastman Chemical Co.	607,800	36,985
Ecolab, Inc.	253,390	18,264
LyondellBasell Industries NV Class A	1,254,579	62,390
Monsanto Co.	1,296,600	118,756
Sherwin-Williams Co.	300,600	45,848
W.R. Grace & Co. (a)	388,400	25,429
		354,983
Construction Materials - 0.2%
Martin Marietta Materials, Inc. (f)	339,600	30,564
Vulcan Materials Co.	291,600	15,408
		45,972
Metals & Mining - 0.5%
Freeport-McMoRan Copper & Gold, Inc.	1,087,400	42,419
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Goldcorp, Inc.	648,700	$ 25,279
Ivanplats Ltd. Class A (p)	2,928,027	12,442
Newmont Mining Corp.	236,000	11,113
		91,253
TOTAL MATERIALS		492,208
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 1.0%
Broadview Networks Holdings, Inc.	123,987	1,674
CenturyLink, Inc.	1,084,900	42,138
Iliad SA	174,465	31,040
Verizon Communications, Inc.	2,546,500	112,352
		187,204
Wireless Telecommunication Services - 0.1%
SBA Communications Corp. Class A (a)	350,800	24,142
TOTAL TELECOMMUNICATION SERVICES		211,346
UTILITIES - 1.1%
Electric Utilities - 0.8%
Bicent Power LLC:
warrants 8/21/22 (a)	531	0
warrants 8/21/22 (a)	327	0
Edison International	1,525,700	69,389
NextEra Energy, Inc.	1,186,000	81,490
		150,879
Multi-Utilities - 0.3%
Sempra Energy	963,400	65,916
TOTAL UTILITIES		216,795
TOTAL COMMON STOCKS (Cost $9,781,971)		12,471,576
Preferred Stocks - 0.7%
	Shares	Value (000s)
Convertible Preferred Stocks - 0.3%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.0%
General Motors Co. 4.75%	148,900	$ 6,026
Media - 0.2%
Vice Holdings, Inc. Series A (p)	6,701	34,999
TOTAL CONSUMER DISCRETIONARY		41,025
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Apache Corp. 6.00%	36,200	1,608
Chesapeake Energy Corp. 5.00%	18,580	1,407
		3,015
INFORMATION TECHNOLOGY - 0.0%
Internet Software & Services - 0.0%
wetpaint.com, Inc. Series C (a)(p)	497,017	994
MATERIALS - 0.0%
Metals & Mining - 0.0%
AngloGold Ashanti Holdings Finance PLC 6.00%	104,600	3,871
UTILITIES - 0.1%
Electric Utilities - 0.1%
AES Trust III 6.75%	126,300	6,302
PPL Corp. 8.75%	108,000	5,859
		12,161
TOTAL CONVERTIBLE PREFERRED STOCKS		61,066
Nonconvertible Preferred Stocks - 0.4%
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.3%
Volkswagen AG	237,100	51,327
FINANCIALS - 0.1%
Capital Markets - 0.0%
Affiliated Managers Group, Inc. 6.375%	19,265	492
Commercial Banks - 0.0%
U.S. Bancorp Series F, 6.50%	39,406	1,136
Consumer Finance - 0.1%
Ally Financial, Inc. 7.00% (h)	11,951	11,563
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Diversified Financial Services - 0.0%
GMAC Capital Trust I Series 2, 8.125%	377,872	$ 9,844
TOTAL FINANCIALS		23,035
TOTAL NONCONVERTIBLE PREFERRED STOCKS		74,362
TOTAL PREFERRED STOCKS (Cost $110,038)		135,428
Corporate Bonds - 12.0%
	Principal Amount (000s)
Convertible Bonds - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Liberty Media Corp.:
3.5% 1/15/31	$ 384	296
3.5% 1/15/31 (h)	2,838	2,192
Mood Media Corp. 10% 10/31/15 (h)	32	32
		2,520
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Chesapeake Energy Corp. 2.75% 11/15/35	3,700	3,517
Massey Energy Co. 3.25% 8/1/15	1,880	1,778
		5,295
INDUSTRIALS - 0.1%
Building Products - 0.1%
Aspen Aerogels, Inc.:
8% 6/1/14 (p)	10,000	10,000
8% 12/6/14 (p)	3,000	3,000
		13,000
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
MATERIALS - 0.0%
Construction Materials - 0.0%
Headwaters, Inc. 2.5% 2/1/14	$ 4,920	$ 4,797
TOTAL CONVERTIBLE BONDS		25,612
Nonconvertible Bonds - 11.9%
CONSUMER DISCRETIONARY - 1.2%
Auto Components - 0.0%
Continental Rubber of America Corp. 4.5% 9/15/19 (h)	755	764
Delphi Corp. 6.125% 5/15/21	1,690	1,867
Tenneco, Inc. 6.875% 12/15/20	2,415	2,599
		5,230
Automobiles - 0.1%
Daimler Finance North America LLC 1.65% 4/10/15 (h)	17,102	17,330
Ford Motor Co.:
6.375% 2/1/29	2,190	2,396
6.625% 10/1/28	2,510	2,837
7.45% 7/16/31	4,400	5,522
General Motors Corp.:
6.75% 5/1/28 (d)	390	0
7.125% 7/15/13 (d)	1,135	0
7.2% 1/15/11 (d)	2,855	0
7.4% 9/1/25 (d)	195	0
7.7% 4/15/16 (d)	705	0
8.25% 7/15/23 (d)	5,475	0
8.375% 7/15/33 (d)	16,800	0
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 9.5% 12/1/19 (h)	490	556
		28,641
Distributors - 0.0%
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21	1,745	1,684
Diversified Consumer Services - 0.0%
Laureate Education, Inc. 9.25% 9/1/19 (h)	2,650	2,703
Sotheby's 5.25% 10/1/22 (h)	805	813
		3,516
Hotels, Restaurants & Leisure - 0.2%
American Casino & Entertainment Properties LLC 11% 6/15/14	2,780	2,858
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Boyd Acquisition Sub LLC/Boyd Acquisition Finance Corp. 8.375% 2/15/18 (h)	$ 325	$ 335
Caesars Operating Escrow LLC/Caesars Escrow Corp.:
8.5% 2/15/20 (h)	6,365	6,222
9% 2/15/20 (h)	1,765	1,756
Chester Downs & Marina LLC 9.25% 2/1/20 (h)	435	427
Choice Hotels International, Inc. 5.75% 7/1/22	390	427
Chukchansi Economic Development Authority 9.75% 5/30/20 (h)	2,861	1,602
Graton Economic Development Authority 9.625% 9/1/19 (h)	1,065	1,140
MCE Finance Ltd. 10.25% 5/15/18	1,695	1,915
MGM Mirage, Inc.:
5.875% 2/27/14	2,998	3,125
6.75% 4/1/13	80	81
7.5% 6/1/16	2,855	3,041
9% 3/15/20	1,770	1,982
13% 11/15/13	5,000	5,550
MTR Gaming Group, Inc. 11.5% 8/1/19 pay-in-kind	17	17
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 8.25% 12/15/17 (h)	954	1,053
Pinnacle Entertainment, Inc. 7.75% 4/1/22	450	483
Royal Caribbean Cruises Ltd. 5.25% 11/15/22	615	643
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (h)	2,270	2,185
Station Casinos LLC 3.66% 6/18/18 (e)	6,335	5,353
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (h)	985	327
		40,522
Household Durables - 0.1%
KB Home:
7.5% 9/15/22	1,960	2,117
8% 3/15/20	410	457
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20 (h)	6,420	6,556
7.875% 8/15/19	8,325	9,158
8.25% 2/15/21	1,485	1,474
9% 4/15/19	835	860
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Serta Simmons Holdings, LLC 8.125% 10/1/20 (h)	$ 1,455	$ 1,464
William Lyon Homes, Inc. 8.5% 11/15/20 (h)	730	745
		22,831
Leisure Equipment & Products - 0.0%
FGI Operating Co. LLC/FGI Finance, Inc. 7.875% 5/1/20 (h)	625	680
Media - 0.7%
AMC Networks, Inc. 7.75% 7/15/21	340	385
Bresnan Broadband Holdings LLC 8% 12/15/18 (h)	875	945
Cablevision Systems Corp. 5.875% 9/15/22	2,910	2,852
CCO Holdings LLC/CCO Holdings Capital Corp. 8.125% 4/30/20	3,485	3,921
Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (h)	325	334
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (h)	630	673
Checkout Holding Corp. 0% 11/15/15 (h)	1,290	809
Clear Channel Communications, Inc.:
5.5% 9/15/14	2,355	2,190
5.5% 12/15/16	1,330	798
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22 (h)	755	751
6.5% 11/15/22 (h)	2,040	2,050
7.625% 3/15/20	585	565
7.625% 3/15/20	4,105	4,023
Comcast Corp. 6.4% 3/1/40	4,017	5,243
COX Communications, Inc.:
3.25% 12/15/22 (h)	2,162	2,187
4.625% 6/1/13	2,632	2,686
Discovery Communications LLC:
3.7% 6/1/15	3,557	3,799
6.35% 6/1/40	3,224	4,109
DISH DBS Corp.:
5.875% 7/15/22	2,655	2,828
6.75% 6/1/21	3,515	3,981
EchoStar Communications Corp. 6.625% 10/1/14	3,000	3,240
Lamar Media Corp.:
5.875% 2/1/22	525	558
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Lamar Media Corp.: - continued
7.875% 4/15/18	$ 1,400	$ 1,540
Mood Media Corp. 9.25% 10/15/20 (h)	1,420	1,463
National CineMedia LLC:
6% 4/15/22	2,600	2,750
7.875% 7/15/21	1,380	1,499
NBCUniversal Media LLC:
5.15% 4/30/20	4,917	5,849
6.4% 4/30/40	4,249	5,438
News America Holdings, Inc. 7.75% 12/1/45	7,312	10,308
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 10/1/20 (h)	1,770	1,766
7.75% 10/15/18	3,165	3,521
11.625% 2/1/14	1,171	1,306
Radio One, Inc. 12.5% 5/24/16 pay-in-kind (l)	4,567	4,087
Satelites Mexicanos SA de CV 9.5% 5/15/17	475	502
Sheridan Group, Inc. 12.5% 4/15/14	1,775	1,473
Time Warner Cable, Inc.:
5.5% 9/1/41	11,225	12,454
6.2% 7/1/13	2,154	2,222
6.75% 7/1/18	1,087	1,361
Time Warner, Inc.:
5.375% 10/15/41	1,539	1,735
5.875% 11/15/16	3,112	3,663
6.2% 3/15/40	2,618	3,273
6.5% 11/15/36	2,633	3,304
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.5% 1/15/23 (h)(j)	1,340	1,340
7.5% 3/15/19 (h)	480	528
UPCB Finance VI Ltd. 6.875% 1/15/22 (h)	1,250	1,338
Videotron Ltd. 9.125% 4/15/18	5,565	5,941
WMG Acquisition Corp. 6% 1/15/21 (h)	470	482
		128,070
Specialty Retail - 0.1%
Albea Beauty Holdings SA 8.375% 11/1/19 (h)	1,730	1,765
Asbury Automotive Group, Inc. 8.375% 11/15/20	565	624
Claire's Stores, Inc. 9% 3/15/19 (h)	3,800	4,009
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Jo-Ann Stores, Inc. 9.75% 10/15/19 pay-in-kind (h)(l)	$ 1,175	$ 1,149
PETCO Animal Supplies, Inc. 9.25% 12/1/18 (h)	3,260	3,602
Petco Holdings, Inc. 8.5% 10/15/17 pay-in-kind (h)	590	602
Sonic Automotive, Inc.:
7% 7/15/22 (h)	885	956
9% 3/15/18	1,000	1,090
		13,797
TOTAL CONSUMER DISCRETIONARY		244,971
CONSUMER STAPLES - 0.6%
Beverages - 0.1%
Beam, Inc. 1.875% 5/15/17	1,113	1,143
Constellation Brands, Inc. 4.625% 3/1/23	675	699
Diageo Capital PLC 5.2% 1/30/13	3,201	3,225
FBG Finance Ltd. 5.125% 6/15/15 (h)	2,722	3,001
Fortune Brands, Inc.:
5.375% 1/15/16	1,682	1,890
5.875% 1/15/36	1,106	1,305
6.375% 6/15/14	446	483
Heineken NV:
0.8% 10/1/15 (h)	7,497	7,482
1.4% 10/1/17 (h)	2,792	2,797
2.75% 4/1/23 (h)	2,918	2,888
4% 10/1/42 (h)	984	950
		25,863
Food & Staples Retailing - 0.2%
Bi-Lo LLC/Bi-Lo Finance Corp. 9.25% 2/15/19 (h)	1,030	1,089
Reddy Ice Corp. 11.25% 3/15/15	3,895	3,997
Rite Aid Corp.:
7.5% 3/1/17	12,125	12,428
9.25% 3/15/20	1,330	1,350
10.375% 7/15/16	5,420	5,732
Walgreen Co. 1.8% 9/15/17	2,322	2,348
		26,944
Food Products - 0.0%
Cargill, Inc. 6% 11/27/17 (h)	417	502
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - continued
Kraft Foods, Inc.:
6.5% 2/9/40	$ 2,975	$ 4,016
6.75% 2/19/14	318	341
Post Holdings, Inc. 7.375% 2/15/22 (h)	1,545	1,657
		6,516
Household Products - 0.0%
Spectrum Brands Escrow Corp.:
6.375% 11/15/20 (h)	350	364
6.625% 11/15/22 (h)	415	435
		799
Personal Products - 0.0%
Alphabet Holding Co., Inc. 7.75% 11/1/17 pay-in-kind (h)	1,435	1,467
Prestige Brands, Inc. 8.125% 2/1/20	220	247
		1,714
Tobacco - 0.3%
Altria Group, Inc.:
2.85% 8/9/22	4,020	3,978
4.25% 8/9/42	4,020	3,984
9.7% 11/10/18	4,990	7,040
Philip Morris International, Inc. 1.125% 8/21/17	21,321	21,357
Reynolds American, Inc.:
3.25% 11/1/22	2,999	3,048
4.75% 11/1/42	4,633	4,689
6.75% 6/15/17	2,746	3,353
7.25% 6/15/37	6,101	8,088
		55,537
TOTAL CONSUMER STAPLES		117,373
ENERGY - 1.2%
Energy Equipment & Services - 0.3%
DCP Midstream LLC:
4.75% 9/30/21 (h)	5,340	5,710
5.35% 3/15/20 (h)	5,028	5,564
Drill Rigs Holdings, Inc. 6.5% 10/1/17 (h)	880	869
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Energy Equipment & Services - continued
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	$ 5,488	$ 5,910
5% 10/1/21	2,280	2,592
6.5% 4/1/20	1,008	1,226
FMC Technologies, Inc.:
2% 10/1/17	735	743
3.45% 10/1/22	1,333	1,365
Gulfmark Offshore, Inc. 6.375% 3/15/22 (h)	365	374
Offshore Group Investment Ltd.:
7.5% 11/1/19 (h)	7,020	7,020
11.5% 8/1/15	2,588	2,840
Oil States International, Inc. 6.5% 6/1/19	1,420	1,509
Pacific Drilling V Ltd. 7.25% 12/1/17 (h)	2,800	2,849
Precision Drilling Corp.:
6.5% 12/15/21	315	329
6.625% 11/15/20	1,580	1,655
Pride International, Inc. 6.875% 8/15/20	1,355	1,733
Transocean, Inc.:
5.05% 12/15/16	3,719	4,139
6.375% 12/15/21	4,911	5,930
Unit Corp. 6.625% 5/15/21 (h)	4,515	4,605
Weatherford International Ltd.:
4.95% 10/15/13	1,614	1,665
5.15% 3/15/13	2,110	2,133
		60,760
Oil, Gas & Consumable Fuels - 0.9%
Alpha Natural Resources, Inc.:
6% 6/1/19	1,735	1,540
6.25% 6/1/21	1,675	1,474
Anadarko Petroleum Corp.:
5.95% 9/15/16	663	769
6.375% 9/15/17	9,475	11,375
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. 8.75% 6/15/18	3,710	3,960
ATP Oil & Gas Corp. 11.875% 5/1/15 (d)	5,655	495
Canadian Natural Resources Ltd. 5.15% 2/1/13	1,519	1,530
Continental Resources, Inc. 5% 9/15/22	2,690	2,851
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Crestwood Midstream Partners LP/Finance Corp.:
7.75% 4/1/19	$ 860	$ 877
7.75% 4/1/19 (h)	1,130	1,153
DCP Midstream Operating LP 2.5% 12/1/17	2,677	2,673
Denbury Resources, Inc. 8.25% 2/15/20	1,973	2,225
Duke Capital LLC 6.25% 2/15/13	589	595
Duke Energy Field Services:
5.375% 10/15/15 (h)	1,133	1,212
6.45% 11/3/36 (h)	3,753	4,360
El Paso Natural Gas Co. 5.95% 4/15/17	867	1,009
Enbridge Energy Partners LP 4.2% 9/15/21	6,329	6,842
Encana Holdings Finance Corp. 5.8% 5/1/14	2,678	2,859
Enterprise Products Operating LP:
5.6% 10/15/14	660	717
5.65% 4/1/13	410	416
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22	885	914
EV Energy Partners LP/EV Energy Finance Corp. 8% 4/15/19	1,715	1,801
Forest Oil Corp.:
7.25% 6/15/19	1,670	1,666
7.5% 9/15/20 (h)	1,735	1,787
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (h)	302	358
Halcon Resources Corp. 8.875% 5/15/21 (h)	1,030	1,079
Kodiak Oil & Gas Corp. 8.125% 12/1/19	1,325	1,434
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19 (h)	3,855	3,869
6.5% 5/15/19	1,820	1,829
Marathon Petroleum Corp. 5.125% 3/1/21	3,001	3,527
Markwest Energy Partners LP/Markwest Energy Finance Corp. 5.5% 2/15/23	610	642
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (h)	1,140	1,197
Motiva Enterprises LLC:
5.75% 1/15/20 (h)	2,578	3,146
6.85% 1/15/40 (h)	2,906	4,024
Nakilat, Inc. 6.067% 12/31/33 (h)	1,839	2,253
Nexen, Inc. 5.2% 3/10/15	842	914
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20 (h)	3,125	3,266
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Penn Virginia Resource Partners LP/Penn Virginia Finance Corp. 8.375% 6/1/20 (h)	$ 1,025	$ 1,076
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	4,954	5,248
7.875% 3/15/19	5,564	6,976
Petroleos Mexicanos:
4.875% 1/24/22	2,315	2,616
5.5% 1/21/21	5,342	6,250
5.5% 6/27/44	5,685	6,225
6% 3/5/20	879	1,056
6.5% 6/2/41	3,561	4,478
Phillips 66:
4.3% 4/1/22 (h)	5,053	5,594
5.875% 5/1/42 (h)	4,552	5,462
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22	2,537	2,706
3.95% 9/15/15	137	148
6.125% 1/15/17	1,880	2,220
QR Energy LP/QRE Finance Corp. 9.25% 8/1/20	1,075	1,110
Ras Laffan Liquefied Natural Gas Co. Ltd. III 6.75% 9/30/19 (h)	2,367	2,971
Rockies Express Pipeline LLC 6.25% 7/15/13 (h)	2,522	2,585
SandRidge Energy, Inc.:
7.5% 3/15/21	895	931
7.5% 2/15/23	2,390	2,480
Ship Finance International Ltd. 8.5% 12/15/13	10,070	10,095
Southeast Supply Header LLC 4.85% 8/15/14 (h)	501	523
Spectra Energy Capital, LLC 5.65% 3/1/20	421	505
Spectra Energy Partners, LP:
2.95% 6/15/16	938	966
4.6% 6/15/21	1,227	1,344
Suncor Energy, Inc. 6.1% 6/1/18	7,256	8,872
Talisman Energy, Inc. yankee 6.25% 2/1/38	2,650	3,184
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.375% 8/1/22 (h)	760	825
Tesoro Corp.:
4.25% 10/1/17	765	784
5.375% 10/1/22	865	900
Texas Eastern Transmission LP 6% 9/15/17 (h)	948	1,144
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
TransCapitalInvest Ltd. 5.67% 3/5/14 (h)	$ 3,383	$ 3,555
Western Gas Partners LP 5.375% 6/1/21	5,617	6,442
		181,909
TOTAL ENERGY		242,669
FINANCIALS - 4.3%
Capital Markets - 0.6%
Goldman Sachs Group, Inc.:
5.75% 1/24/22	4,424	5,247
5.95% 1/18/18	3,697	4,278
6.15% 4/1/18	1,544	1,803
JPMorgan Chase & Co. 1.1% 10/15/15	14,000	13,991
Lazard Group LLC:
6.85% 6/15/17	3,573	4,125
7.125% 5/15/15	1,276	1,415
Merrill Lynch & Co., Inc.:
6.11% 1/29/37	9,300	10,300
6.4% 8/28/17	3,463	4,056
7.75% 5/14/38	7,615	9,941
Morgan Stanley:
4.875% 11/1/22	9,954	10,357
5.375% 10/15/15	15,930	17,254
5.75% 1/25/21	6,024	6,877
6% 4/28/15	22,938	24,993
Penson Worldwide, Inc. 12.5% 5/15/17 (d)(h)	1,700	378
		115,015
Commercial Banks - 0.7%
Bank of America NA 5.3% 3/15/17	13,318	14,886
CIT Group, Inc.:
4.25% 8/15/17	2,760	2,815
4.75% 2/15/15 (h)	4,790	4,970
5% 8/15/22	2,195	2,327
5.25% 3/15/18	3,215	3,412
5.375% 5/15/20	2,805	3,015
5.5% 2/15/19 (h)	5,285	5,629
Credit Suisse 6% 2/15/18	11,393	13,127
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Discover Bank:
7% 4/15/20	$ 2,816	$ 3,530
8.7% 11/18/19	392	519
Fifth Third Bancorp:
4.5% 6/1/18	418	462
8.25% 3/1/38	3,116	4,515
Fifth Third Bank 4.75% 2/1/15	680	730
Fifth Third Capital Trust IV 6.5% 4/15/67 (l)	3,315	3,323
HBOS PLC 6.75% 5/21/18 (h)	408	434
Huntington Bancshares, Inc. 7% 12/15/20	1,364	1,662
JPMorgan Chase Bank 6% 10/1/17	1,942	2,299
KeyBank NA:
5.45% 3/3/16	1,877	2,108
5.8% 7/1/14	4,250	4,564
Marshall & Ilsley Bank:
4.85% 6/16/15	2,431	2,616
5% 1/17/17	6,619	7,367
Regions Bank:
6.45% 6/26/37	8,003	8,343
7.5% 5/15/18	5,257	6,308
Regions Financial Corp.:
5.75% 6/15/15	996	1,076
7.75% 11/10/14	4,550	5,016
Royal Bank of Scotland Group PLC 6.125% 12/15/22	11,440	11,723
SunTrust Banks, Inc.:
0.6603% 4/1/15 (l)	8,610	8,414
3.5% 1/20/17	1,952	2,109
UnionBanCal Corp.:
3.5% 6/18/22	5,000	5,306
5.25% 12/16/13	614	640
Wachovia Corp.:
5.625% 10/15/16	3,151	3,628
5.75% 6/15/17	1,728	2,053
Wells Fargo & Co.:
1.5% 7/1/15	1,400	1,422
3.676% 6/15/16	2,210	2,406
		142,754
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - 0.8%
Ally Financial, Inc.:
4.625% 6/26/15	$ 2,540	$ 2,648
5.5% 2/15/17	5,165	5,501
6.25% 12/1/17	1,800	1,985
Capital One Financial Corp. 2.15% 3/23/15	16,867	17,247
Discover Financial Services:
3.85% 11/21/22 (h)	1,519	1,529
5.2% 4/27/22	1,155	1,297
6.45% 6/12/17	9,507	11,165
Ford Motor Credit Co. LLC:
2.5% 1/15/16	14,000	14,166
3% 6/12/17	5,430	5,532
4.25% 2/3/17	8,050	8,563
5.75% 2/1/21	2,190	2,488
5.875% 8/2/21	2,820	3,232
General Electric Capital Corp. 5.625% 9/15/17	17,812	21,017
General Motors Acceptance Corp. 8% 11/1/31	3,240	4,099
GMAC LLC:
6.75% 12/1/14	2,355	2,532
8% 12/31/18	6,035	6,925
8% 11/1/31	21,966	27,787
HSBC USA, Inc. 2.375% 2/13/15	6,639	6,836
Hyundai Capital America:
1.625% 10/2/15 (h)	1,766	1,778
2.125% 10/2/17 (h)	1,952	1,976
		148,303
Diversified Financial Services - 0.8%
Bank of America Corp.:
5.875% 2/7/42	6,365	8,029
7.375% 5/15/14	26	28
BP Capital Markets PLC:
1.375% 11/6/17	7,079	7,105
3.625% 5/8/14	3,296	3,437
4.742% 3/11/21	4,210	4,940
Calpine Construction Finance Co. LP 8% 6/1/16 (h)	6,880	7,344
Capital One Capital V 10.25% 8/15/39	4,185	4,206
Citigroup, Inc.:
2.25% 8/7/15	10,000	10,261
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.: - continued
3.953% 6/15/16	$ 5,674	$ 6,112
4.45% 1/10/17	14,158	15,705
4.75% 5/19/15	9,415	10,173
6.125% 5/15/18	440	526
6.5% 8/19/13	14,217	14,780
Everest Acquisition LLC/Everest Acquisition Finance, Inc.:
6.875% 5/1/19	1,540	1,663
9.375% 5/1/20	4,780	5,270
General Motors Financial Co., Inc.:
4.75% 8/15/17 (h)	8,705	9,053
6.75% 6/1/18	6,765	7,577
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16	7,625	7,949
8% 1/15/18	1,015	1,078
JPMorgan Chase & Co. 3.15% 7/5/16	7,615	8,071
Landry's Acquisition Co. 9.375% 5/1/20 (h)	875	928
NSG Holdings II, LLC 7.75% 12/15/25 (h)	5,023	5,149
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (h)	4,137	4,198
Studio City Finance Ltd. 8.5% 12/1/20 (h)	5,600	5,908
TECO Finance, Inc.:
4% 3/15/16	1,242	1,334
5.15% 3/15/20	1,894	2,224
TransUnion Holding Co., Inc.:
8.125% 6/15/18 pay-in-kind (h)	1,155	1,167
9.625% 6/15/18 pay-in-kind (l)	810	855
UPCB Finance III Ltd. 6.625% 7/1/20 (h)	2,150	2,301
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (h)(l)	3,664	3,449
		160,820
Insurance - 0.6%
American International Group, Inc.:
2.375% 8/24/15	14,000	14,282
3.8% 3/22/17	4,291	4,621
4.875% 6/1/22	3,800	4,272
Aon Corp.:
3.125% 5/27/16	3,111	3,293
3.5% 9/30/15	2,415	2,552
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
Axis Capital Holdings Ltd. 5.75% 12/1/14	$ 329	$ 353
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (h)(l)	1,381	1,416
Hartford Financial Services Group, Inc.:
5.125% 4/15/22	9,707	11,043
5.375% 3/15/17	265	302
6.625% 4/15/42	8,421	10,540
Hub International Ltd. 8.125% 10/15/18 (h)	1,735	1,804
Liberty Mutual Group, Inc.:
5% 6/1/21 (h)	6,063	6,579
6.5% 3/15/35 (h)	1,064	1,163
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	3,209	3,655
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (h)	2,993	3,521
MetLife, Inc.:
1.756% 12/15/17 (e)	2,340	2,378
5% 6/15/15	686	758
6.75% 6/1/16	3,874	4,627
Metropolitan Life Global Funding I 5.125% 6/10/14 (h)	3,462	3,692
Monumental Global Funding III 5.5% 4/22/13 (h)	2,041	2,079
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (h)	3,585	4,696
Pacific Life Insurance Co. 9.25% 6/15/39 (h)	3,048	4,326
Pacific LifeCorp 6% 2/10/20 (h)	5,977	6,730
Prudential Financial, Inc.:
3.875% 1/14/15	2,500	2,650
5.15% 1/15/13	2,369	2,382
7.375% 6/15/19	1,880	2,401
Symetra Financial Corp. 6.125% 4/1/16 (h)	4,684	5,096
Unum Group:
5.625% 9/15/20	2,719	3,116
5.75% 8/15/42	5,561	6,017
7.125% 9/30/16	803	950
USI Holdings Corp. 4.185% 11/15/14 (h)(l)	2,920	2,913
		124,207
Real Estate Investment Trusts - 0.4%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	1,614	1,736
AvalonBay Communities, Inc. 4.95% 3/15/13	216	218
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Boston Properties, Inc. 3.85% 2/1/23	$ 6,363	$ 6,758
BRE Properties, Inc. 5.5% 3/15/17	903	1,030
Camden Property Trust 5.375% 12/15/13	2,150	2,241
DDR Corp. 4.625% 7/15/22	3,767	4,098
Developers Diversified Realty Corp.:
4.75% 4/15/18	4,456	4,931
7.5% 4/1/17	3,456	4,158
Duke Realty LP:
3.875% 10/15/22	4,008	4,091
4.375% 6/15/22	3,030	3,210
4.625% 5/15/13	741	754
5.4% 8/15/14	844	899
5.5% 3/1/16	2,930	3,244
6.75% 3/15/20	517	625
8.25% 8/15/19	1,710	2,189
Equity One, Inc.:
3.75% 11/15/22	7,300	7,290
5.375% 10/15/15	672	736
6% 9/15/17	522	601
6.25% 1/15/17	291	333
Federal Realty Investment Trust:
5.4% 12/1/13	257	268
5.9% 4/1/20	1,287	1,534
6.2% 1/15/17	365	426
HCP, Inc. 3.15% 8/1/22	8,000	7,852
Health Care REIT, Inc.:
2.25% 3/15/18	1,764	1,763
4.125% 4/1/19	11,300	12,154
HRPT Properties Trust:
5.75% 11/1/15	1,241	1,323
6.25% 6/15/17	726	797
6.65% 1/15/18	490	553
Omega Healthcare Investors, Inc.:
5.875% 3/15/24	3,200	3,424
6.75% 10/15/22	1,885	2,069
Washington (REIT) 5.25% 1/15/14	440	457
Weingarten Realty Investors 3.375% 10/15/22	1,098	1,099
		82,861
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - 0.4%
AMB Property LP 5.9% 8/15/13	$ 1,520	$ 1,564
BioMed Realty LP:
3.85% 4/15/16	5,000	5,306
4.25% 7/15/22	2,511	2,647
6.125% 4/15/20	1,703	2,001
Brandywine Operating Partnership LP:
4.95% 4/15/18	893	976
5.7% 5/1/17	119	134
6% 4/1/16	2,467	2,748
7.5% 5/15/15	258	291
CB Richard Ellis Services, Inc. 6.625% 10/15/20	900	973
Digital Realty Trust LP:
4.5% 7/15/15	2,465	2,642
5.25% 3/15/21	2,876	3,209
ERP Operating LP 5.75% 6/15/17	1,446	1,713
Host Hotels & Resorts LP 4.75% 3/1/23	1,290	1,371
Liberty Property LP:
4.125% 6/15/22	2,599	2,745
4.75% 10/1/20	5,547	6,056
5.125% 3/2/15	951	1,027
5.5% 12/15/16	1,396	1,592
Mack-Cali Realty LP:
2.5% 12/15/17	4,037	4,045
4.5% 4/18/22	1,598	1,705
7.75% 8/15/19	957	1,197
Post Apartment Homes LP:
3.375% 12/1/22	1,060	1,070
6.3% 6/1/13	2,240	2,304
Prime Property Funding, Inc.:
5.125% 6/1/15 (h)	1,703	1,797
5.5% 1/15/14 (h)	644	664
5.7% 4/15/17 (h)	1,572	1,713
Realogy Corp. 9% 1/15/20 (h)	1,170	1,296
Regency Centers LP:
4.95% 4/15/14	360	378
5.25% 8/1/15	1,257	1,375
5.875% 6/15/17	639	744
Simon Property Group LP:
4.2% 2/1/15	1,785	1,897
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Simon Property Group LP: - continued
6.75% 5/15/14	$ 4,302	$ 4,608
Tanger Properties LP:
6.125% 6/1/20	6,753	8,076
6.15% 11/15/15	873	994
		70,858
TOTAL FINANCIALS		844,818
HEALTH CARE - 1.0%
Biotechnology - 0.1%
Amgen, Inc. 5.15% 11/15/41	14,179	16,136
Celgene Corp. 2.45% 10/15/15	838	871
		17,007
Health Care Equipment & Supplies - 0.0%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 7.75% 2/15/19	2,945	3,092
Teleflex, Inc. 6.875% 6/1/19	1,665	1,786
		4,878
Health Care Providers & Services - 0.7%
Aetna, Inc.:
1.5% 11/15/17	706	712
2.75% 11/15/22	2,850	2,861
4.125% 11/15/42	1,591	1,594
Aristotle Holding, Inc.:
4.75% 11/15/21 (h)	9,101	10,407
6.125% 11/15/41 (h)	4,534	5,804
Community Health Systems, Inc.:
5.125% 8/15/18	1,275	1,342
7.125% 7/15/20	1,305	1,377
Coventry Health Care, Inc.:
5.95% 3/15/17	1,030	1,205
6.3% 8/15/14	2,132	2,311
DaVita, Inc.:
5.75% 8/15/22	1,215	1,270
6.625% 11/1/20	1,555	1,672
Express Scripts, Inc.:
3.125% 5/15/16	4,847	5,128
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Express Scripts, Inc.: - continued
6.25% 6/15/14	$ 1,491	$ 1,612
Fresenius Medical Care US Finance II, Inc. 6.5% 9/15/18 (h)	665	746
HCA Holdings, Inc. 7.75% 5/15/21	13,495	14,608
HCA, Inc.:
4.75% 5/1/23	2,715	2,735
5.875% 3/15/22	5,645	6,139
5.875% 5/1/23	2,555	2,644
6.5% 2/15/20	10,450	11,730
7.5% 2/15/22	3,250	3,693
7.875% 2/15/20	2,825	3,171
9.875% 2/15/17	551	586
HealthSouth Corp. 5.75% 11/1/24	780	784
Legend Acquisition Sub, Inc. 10.75% 8/15/20 (h)	2,940	2,778
Medco Health Solutions, Inc.:
2.75% 9/15/15	1,608	1,679
4.125% 9/15/20	3,728	4,091
Multiplan, Inc. 9.875% 9/1/18 (h)	3,385	3,749
Radiation Therapy Services, Inc. 8.875% 1/15/17	2,875	2,818
Rotech Healthcare, Inc. 10.5% 3/15/18	960	566
Rural/Metro Corp. 10.125% 7/15/19 (h)	995	930
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18	1,550	1,651
Surgical Care Affiliates LLC 8.875% 7/15/15 pay-in-kind (h)(l)	4,790	4,874
Tenet Healthcare Corp.:
8.875% 7/1/19	4,610	5,163
9.875% 7/1/14	4,690	5,159
10% 5/1/18	5,002	5,702
UnitedHealth Group, Inc.:
0.85% 10/15/15	1,567	1,573
1.4% 10/15/17	1,172	1,180
2.75% 2/15/23	905	918
3.95% 10/15/42	1,306	1,294
Vanguard Health Systems, Inc. 0% 2/1/16	97	73
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
WellPoint, Inc.:
3.3% 1/15/23	$ 3,625	$ 3,726
4.65% 1/15/43	4,578	4,795
		136,850
Health Care Technology - 0.0%
Emdeon, Inc. 11% 12/31/19	1,760	2,020
IMS Health, Inc. 6% 11/1/20 (h)	715	738
		2,758
Life Sciences Tools & Services - 0.0%
Jaguar Holding Co. I 9.375% 10/15/17 pay-in-kind (h)	955	987
Pharmaceuticals - 0.2%
AbbVie, Inc.:
1.75% 11/6/17 (h)	5,738	5,817
2.9% 11/6/22 (h)	5,885	6,004
4.4% 11/6/42 (h)	5,747	6,079
Valeant Pharmaceuticals International 6.375% 10/15/20 (h)	1,445	1,535
VPI Escrow Corp. 6.375% 10/15/20 (h)	2,600	2,763
Watson Pharmaceuticals, Inc.:
1.875% 10/1/17	1,835	1,869
4.625% 10/1/42	1,740	1,832
5% 8/15/14	984	1,051
		26,950
TOTAL HEALTH CARE		189,430
INDUSTRIALS - 0.8%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (h)	781	822
6.375% 6/1/19 (h)	3,650	4,391
		5,213
Airlines - 0.1%
Continental Airlines, Inc.:
pass-thru trust certificates:
8.388% 5/1/22	60	63
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
Continental Airlines, Inc.: - continued
pass-thru trust certificates: - continued
9.798% 4/1/21	$ 2,926	$ 3,189
6.648% 3/15/19	2,077	2,212
6.9% 7/2/19	630	681
7.339% 4/19/14	669	695
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	1,202	1,253
8.36% 1/20/19	994	1,089
United Air Lines, Inc. 9.875% 8/1/13 (h)	888	897
		10,079
Building Products - 0.1%
Associated Materials LLC 9.125% 11/1/17	465	465
HD Supply, Inc. 8.125% 4/15/19 (h)	2,870	3,214
Isabelle Acquisition Sub, Inc. 10% 11/15/18 pay-in-kind (h)(l)	330	356
Nortek, Inc. 8.5% 4/15/21 (h)	925	990
Ply Gem Industries, Inc. 8.25% 2/15/18	3,300	3,506
USG Corp.:
6.3% 11/15/16	170	175
7.875% 3/30/20 (h)	905	1,002
9.75% 1/15/18	975	1,087
		10,795
Commercial Services & Supplies - 0.2%
APX Group, Inc.:
6.375% 12/1/19 (h)	3,360	3,306
8.75% 12/1/20 (h)	2,240	2,150
ARAMARK Holdings Corp. 8.625% 5/1/16 pay-in-kind (h)(l)	2,045	2,096
Clean Harbors, Inc. 5.125% 6/1/21 (h)	740	757
Covanta Holding Corp.:
6.375% 10/1/22	1,290	1,399
7.25% 12/1/20	1,920	2,115
International Lease Finance Corp.:
5.625% 9/20/13	5,290	5,435
5.65% 6/1/14	4,439	4,611
6.375% 3/25/13	6,647	6,722
6.625% 11/15/13	8,252	8,561
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Tervita Corp. 9.75% 11/1/19 (h)	$ 2,655	$ 2,635
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (h)	1,200	1,140
		40,927
Electrical Equipment - 0.0%
Anixter International, Inc. 5.625% 5/1/19	705	738
Industrial Conglomerates - 0.1%
General Electric Co. 4.125% 10/9/42	17,973	18,701
Machinery - 0.0%
Briggs & Stratton Corp. 6.875% 12/15/20	920	1,019
TRAC Intermodal LLC/TRAC Intermodal Corp. 11% 8/15/19 (h)	910	933
		1,952
Marine - 0.0%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17	1,035	968
Navios Maritime Holdings, Inc.:
8.125% 2/15/19	1,725	1,518
8.875% 11/1/17	1,420	1,448
Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19	505	485
		4,419
Professional Services - 0.0%
FTI Consulting, Inc. 6% 11/15/22 (h)	1,515	1,542
Road & Rail - 0.1%
Burlington Northern Santa Fe LLC:
4.4% 3/15/42	9,840	10,554
5.05% 3/1/41	7,178	8,307
HDTFS, Inc.:
5.875% 10/15/20 (h)	1,120	1,151
6.25% 10/15/22 (h)	800	827
NESCO LLC/NESCO Holdings Corp. 11.75% 4/15/17 (h)	965	1,042
Western Express, Inc. 12.5% 4/15/15 (h)	3,725	2,272
		24,153
Trading Companies & Distributors - 0.2%
International Lease Finance Corp.:
5.75% 5/15/16	1,840	1,932
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Trading Companies & Distributors - continued
International Lease Finance Corp.: - continued
5.875% 5/1/13	$ 3,460	$ 3,512
5.875% 4/1/19	1,200	1,237
6.25% 5/15/19	3,035	3,210
7.125% 9/1/18 (h)	5,560	6,408
8.25% 12/15/20	3,190	3,713
8.625% 9/15/15	4,640	5,150
VWR Funding, Inc. 7.25% 9/15/17 (h)	2,695	2,783
		27,945
TOTAL INDUSTRIALS		146,464
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.1%
Avaya, Inc.:
7% 4/1/19 (h)	2,295	2,054
10.125% 11/1/15 pay-in-kind	4,428	3,498
Hughes Satellite Systems Corp. 6.5% 6/15/19	7,595	8,146
Lucent Technologies, Inc.:
6.45% 3/15/29	12,541	8,277
6.5% 1/15/28	1,110	724
		22,699
Electronic Equipment & Components - 0.0%
Infor US, Inc. 9.375% 4/1/19	755	834
Tyco Electronics Group SA:
5.95% 1/15/14	2,947	3,116
6.55% 10/1/17	815	976
		4,926
Internet Software & Services - 0.0%
Cyrusone LP/Cyrusone Finance Corp. 6.375% 11/15/22 (h)	885	917
j2 Global, Inc. 8% 8/1/20	920	948
		1,865
IT Services - 0.2%
Audatex North America, Inc. 6.75% 6/15/18 (h)	3,120	3,346
Ceridian Corp.:
8.875% 7/15/19 (h)	1,110	1,188
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
IT Services - continued
Ceridian Corp.: - continued
11.25% 11/15/15	$ 2,730	$ 2,662
First Data Corp. 6.75% 11/1/20 (h)	6,215	6,246
SunGard Data Systems, Inc.:
4.875% 1/15/14	12,355	12,695
6.625% 11/1/19 (h)	2,205	2,255
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19 (h)	3,270	3,434
13.375% 10/15/19 (h)	1,780	1,873
		33,699
Office Electronics - 0.1%
Xerox Corp.:
1.13% 5/16/14 (l)	8,470	8,453
4.25% 2/15/15	503	529
		8,982
Semiconductors & Semiconductor Equipment - 0.0%
Freescale Semiconductor, Inc. 10.125% 3/15/18 (h)	3,182	3,452
NXP BV/NXP Funding LLC:
3.0903% 10/15/13 (l)	85	85
9.75% 8/1/18 (h)	1,480	1,717
Spansion LLC:
7.875% 11/15/17	1,150	1,156
11.25% 1/15/16 (d)(h)	905	55
Viasystems, Inc. 7.875% 5/1/19 (h)	2,570	2,499
		8,964
Software - 0.0%
Nuance Communications, Inc. 5.375% 8/15/20 (h)	640	666
TOTAL INFORMATION TECHNOLOGY		81,801
MATERIALS - 0.4%
Chemicals - 0.1%
INEOS Group Holdings PLC 8.5% 2/15/16 (h)	3,470	3,401
Kinove German Bondco GmbH 9.625% 6/15/18 (h)	1,060	1,147
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (h)	3,135	3,104
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
Rockwood Specialties Group, Inc. 4.625% 10/15/20	$ 2,285	$ 2,342
The Dow Chemical Co. 7.6% 5/15/14	7,168	7,856
		17,850
Construction Materials - 0.0%
CEMEX Finance LLC 9.375% 10/12/22 (h)	1,420	1,548
CEMEX SA de CV 5.3623% 9/30/15 (h)(l)	2,815	2,773
CRH America, Inc. 6% 9/30/16	1,699	1,912
		6,233
Containers & Packaging - 0.1%
ARD Finance SA 11.125% 6/1/18 pay-in-kind (h)	1,834	1,899
Ardagh Packaging Finance PLC:
7.375% 10/15/17 (h)	200	218
9.125% 10/15/20 (h)	685	740
Ardagh Packaging Finance PLC / Ardagh MP Holdings USA, Inc.:
7.375% 10/15/17 (h)	300	327
9.125% 10/15/20 (h)	690	742
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (h)	555	591
Crown Americas LLC/Crown Americas Capital Corp. III 6.25% 2/1/21	2,040	2,234
Owens-Illinois, Inc. 7.8% 5/15/18	350	402
Pretium Packaging LLC/Pretium Finance, Inc. 11.5% 4/1/16	2,340	2,399
Sappi Papier Holding GmbH 6.625% 4/15/21 (h)	375	360
Sealed Air Corp. 6.5% 12/1/20 (h)	1,065	1,102
Tekni-Plex, Inc. 9.75% 6/1/19 (h)	1,165	1,258
		12,272
Metals & Mining - 0.2%
Anglo American Capital PLC 9.375% 4/8/14 (h)	1,181	1,305
Aperam 7.75% 4/1/18 (h)	305	259
Calcipar SA 6.875% 5/1/18 (h)	720	722
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (h)	5,672	6,151
Edgen Murray Corp. 8.75% 11/1/20 (h)	1,135	1,132
FMG Resources (August 2006) Pty Ltd.:
6% 4/1/17 (h)	1,770	1,712
6.375% 2/1/16 (h)	2,925	2,947
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
FMG Resources (August 2006) Pty Ltd.: - continued
6.875% 4/1/22 (h)	$ 1,770	$ 1,726
7% 11/1/15 (h)	1,865	1,902
New Gold, Inc.:
6.25% 11/15/22 (h)	615	630
7% 4/15/20 (h)	345	364
Rain CII Carbon LLC/CII Carbon Corp. 8% 12/1/18 (h)	1,335	1,332
Ryerson, Inc./Joseph T Ryerson & Son, Inc. 9% 10/15/17 (h)	1,780	1,744
Severstal Columbus LLC 10.25% 2/15/18	3,010	3,123
Steel Dynamics, Inc.:
6.125% 8/15/19 (h)	1,115	1,165
6.375% 8/15/22 (h)	990	1,035
Vale Overseas Ltd. 6.25% 1/23/17	2,152	2,485
		29,734
Paper & Forest Products - 0.0%
Boise Cascade LLC/Boise Cascade Finance Corp. 6.375% 11/1/20 (h)	350	355
Verso Paper Holdings LLC/Verso Paper, Inc.:
11.75% 1/15/19 (h)	4,605	4,743
11.75% 1/15/19 (h)	2,615	1,674
		6,772
TOTAL MATERIALS		72,861
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.4%
AT&T, Inc.:
5.55% 8/15/41	12,789	15,304
6.3% 1/15/38	5,000	6,404
BellSouth Capital Funding Corp. 7.875% 2/15/30	1,291	1,724
Broadview Networks Holdings, Inc. 10.5% 11/15/17	1,908	1,908
CenturyLink, Inc.:
6.15% 9/15/19	2,344	2,587
6.45% 6/15/21	1,843	2,025
7.6% 9/15/39	707	731
Eileme 1 AB 14.25% 8/15/20 pay-in-kind (h)	2,136	2,153
Eileme 2 AB 11.625% 1/31/20 (h)	1,725	1,988
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Embarq Corp.:
7.082% 6/1/16	$ 712	$ 836
7.995% 6/1/36	2,621	2,854
Frontier Communications Corp. 7.125% 1/15/23	2,055	2,173
Level 3 Communications, Inc. 8.875% 6/1/19 (h)	435	453
Level 3 Financing, Inc. 7% 6/1/20 (h)	1,460	1,489
Sprint Capital Corp.:
6.875% 11/15/28	1,135	1,169
6.9% 5/1/19	7,925	8,559
8.75% 3/15/32	1,790	2,126
Telefonica Emisiones S.A.U. 5.462% 2/16/21	2,554	2,592
Verizon Communications, Inc.:
3.85% 11/1/42	11,300	11,252
6.1% 4/15/18	1,909	2,364
6.25% 4/1/37	3,729	4,904
Wind Acquisition Finance SA 7.25% 2/15/18 (h)	1,860	1,841
		77,436
Wireless Telecommunication Services - 0.4%
America Movil S.A.B. de C.V. 3.625% 3/30/15	999	1,064
Clearwire Communications LLC/Clearwire Finance, Inc.:
12% 12/1/15 (h)	1,082	1,142
14.75% 12/1/16 (h)	2,850	3,548
Clearwire Escrow Corp. 12% 12/1/15 (h)	4,475	4,699
Crown Castle International Corp. 9% 1/15/15	2,955	3,125
Digicel Group Ltd.:
7% 2/15/20 (h)	275	289
8.25% 9/30/20 (h)	4,060	4,314
12% 4/1/14 (h)	3,990	4,339
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
5.15% 3/15/42	2,472	2,478
6.35% 3/15/40	1,699	1,937
Intelsat Jackson Holdings SA:
6.625% 12/15/22 (h)	2,670	2,670
7.25% 4/1/19	7,260	7,750
7.5% 4/1/21	5,500	5,899
NII Capital Corp. 7.625% 4/1/21	2,609	1,800
SBA Communications Corp. 5.625% 10/1/19 (h)	1,870	1,926
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Sprint Nextel Corp.:
6% 11/15/22	$ 16,540	$ 16,644
7% 8/15/20	5,860	6,314
9% 11/15/18 (h)	6,595	8,128
Vodafone Group PLC 5% 12/16/13	2,129	2,225
		80,291
TOTAL TELECOMMUNICATION SERVICES		157,727
UTILITIES - 1.2%
Electric Utilities - 0.5%
Alabama Power Co. 0.55% 10/15/15	11,060	11,021
Ameren Illinois Co. 6.125% 11/15/17	243	294
AmerenUE 6.4% 6/15/17	2,769	3,407
American Electric Power Co., Inc.:
1.65% 12/15/17	2,349	2,355
2.95% 12/15/22	2,224	2,232
Cleveland Electric Illuminating Co. 5.65% 12/15/13	3,812	3,991
Duke Capital LLC 5.668% 8/15/14	1,905	2,053
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (h)	3,934	4,719
6.4% 9/15/20 (h)	7,884	9,606
Edison International 3.75% 9/15/17	3,169	3,457
Edison Mission Energy 7% 5/15/17 (d)	510	256
Enel Finance International SA 5.7% 1/15/13 (h)	282	284
FirstEnergy Corp. 7.375% 11/15/31	6,718	8,800
FirstEnergy Solutions Corp.:
4.8% 2/15/15	1,266	1,364
6.05% 8/15/21	4,871	5,553
InterGen NV 9% 6/30/17 (h)	3,690	3,413
IPALCO Enterprises, Inc. 7.25% 4/1/16 (h)	3,670	4,065
LG&E and KU Energy LLC:
2.125% 11/15/15	3,576	3,638
3.75% 11/15/20	704	733
Mirant Americas Generation LLC:
8.5% 10/1/21	6,695	7,381
9.125% 5/1/31	1,745	1,841
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Nevada Power Co.:
6.5% 5/15/18	$ 5,100	$ 6,365
6.5% 8/1/18	531	668
Pennsylvania Electric Co. 6.05% 9/1/17	450	530
Pepco Holdings, Inc. 2.7% 10/1/15	3,363	3,487
Progress Energy, Inc. 6% 12/1/39	3,060	3,754
Sierra Pacific Power Co. 5.45% 9/1/13	527	546
West Penn Power Co. 5.95% 12/15/17 (h)	10,500	12,553
		108,366
Gas Utilities - 0.0%
AmeriGas Finance LLC/AmeriGas Finance Corp.:
6.75% 5/20/20	830	896
7% 5/20/22	1,785	1,941
Southern Natural Gas Co. 5.9% 4/1/17 (h)	260	307
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21	1,660	1,859
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17	950	964
		5,967
Independent Power Producers & Energy Traders - 0.4%
Atlantic Power Corp. 9% 11/15/18	1,655	1,725
Calpine Corp. 7.875% 1/15/23 (h)	5,578	6,219
Energy Future Holdings Corp. 10% 1/15/20	8,915	9,472
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
10% 12/1/20	3,174	3,491
11% 10/1/21	6,978	6,838
11.75% 3/1/22 (h)	19,685	20,029
GenOn Energy, Inc.:
9.5% 10/15/18	520	602
9.875% 10/15/20	1,743	1,974
NRG Energy, Inc. 6.625% 3/15/23 (h)	3,130	3,240
PSEG Power LLC 2.75% 9/15/16	1,379	1,436
RRI Energy, Inc. 7.625% 6/15/14	1,940	2,071
The AES Corp.:
7.375% 7/1/21	1,580	1,750
7.75% 10/15/15	4,660	5,219
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
TXU Corp.:
5.55% 11/15/14	$ 50	$ 33
6.5% 11/15/24	4,150	1,971
6.55% 11/15/34	7,295	3,410
		69,480
Multi-Utilities - 0.3%
Consolidated Edison Co. of New York, Inc. 5.7% 6/15/40	1,866	2,417
Dominion Resources, Inc.:
2.6623% 9/30/66 (l)	13,469	12,654
7.5% 6/30/66 (l)	1,102	1,223
MidAmerican Energy Holdings, Co. 6.5% 9/15/37	1,418	1,916
National Grid PLC 6.3% 8/1/16	376	438
NiSource Finance Corp.:
4.45% 12/1/21	2,313	2,576
5.25% 9/15/17	497	572
5.25% 2/15/43	5,559	5,948
5.4% 7/15/14	1,249	1,336
5.45% 9/15/20	598	710
5.8% 2/1/42	3,125	3,553
5.95% 6/15/41	5,667	6,613
6.4% 3/15/18	1,230	1,484
6.8% 1/15/19	2,710	3,304
Puget Energy, Inc. 5.625% 7/15/22 (h)	3,935	4,206
Sempra Energy:
2.3% 4/1/17	5,903	6,161
2.875% 10/1/22	2,233	2,246
Wisconsin Energy Corp. 6.25% 5/15/67 (l)	2,776	2,998
		60,355
TOTAL UTILITIES		244,168
TOTAL NONCONVERTIBLE BONDS		2,342,282
TOTAL CORPORATE BONDS (Cost $2,198,746)		2,367,894
U.S. Government and Government Agency Obligations - 7.6%
	Principal Amount (000s)	Value (000s)
U.S. Treasury Inflation Protected Obligations - 0.9%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/42	$ 139,496	$ 155,991
2.125% 2/15/40	8,307	12,401
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		168,392
U.S. Treasury Obligations - 6.7%
U.S. Treasury Bonds:
2.75% 8/15/42	14,008	13,857
2.75% 11/15/42	21,468	21,210
U.S. Treasury Notes:
0.25% 4/30/14	73,609	73,629
0.25% 7/15/15	124,886	124,710
0.25% 9/15/15	225,892	225,468
0.5% 7/31/17	145,000	144,536
0.75% 10/31/17	128,468	129,351
1% 9/30/19	25,781	25,775
1% 11/30/19	327,331	326,436
1.25% 10/31/19	59,346	60,255
1.625% 8/15/22 (k)	119,762	120,277
2.375% 8/31/14	55,280	57,314
TOTAL U.S. TREASURY OBLIGATIONS		1,322,818
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,472,396)		1,491,210
U.S. Government Agency - Mortgage Securities - 2.7%

Fannie Mae - 1.4%
2.5% 6/1/27 to 10/1/27	4,700	4,919
2.559% 6/1/36 (l)	142	152
2.944% 7/1/37 (l)	418	449
3% 4/1/27 to 7/1/27	4,014	4,237
3.5% 3/1/22 to 9/1/42	31,791	34,099
3.5% 7/1/42	89	96
3.5% 7/1/42	129	139
3.5% 8/1/42	165	178
3.5% 8/1/42	153	165
3.5% 12/1/42 (j)	13,100	13,978
3.5% 12/1/42 (j)	10,800	11,524
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
3.5% 12/1/42 (j)	$ 8,500	$ 9,070
3.5% 12/1/42 (j)	3,400	3,628
3.5% 1/1/43 (j)	7,400	7,880
3.5% 1/1/43 (j)	8,000	8,519
4% 4/1/24 to 4/1/42	26,513	28,679
4% 9/1/41	135	145
4% 12/1/42 (j)	400	429
4% 12/1/42 (j)	2,700	2,893
4% 12/1/42 (j)	2,700	2,893
4% 12/1/42 (j)	400	429
4% 12/1/42 (j)	16,500	17,677
4.5% 11/1/19 to 8/1/41	20,873	22,526
4.5% 12/1/42 (j)	100	108
4.5% 12/1/42 (j)	18,800	20,263
5% 12/1/25	58	63
5% 12/1/42 (j)	2,200	2,384
5% 12/1/42 (j)	2,200	2,384
5.5% 5/1/33 to 3/1/40	48,758	53,507
6% 6/1/35 to 4/1/40	27,705	30,544
6.5% 7/1/32 to 8/1/36	947	1,091
TOTAL FANNIE MAE		285,048
Freddie Mac - 0.7%
3.454% 10/1/35 (l)	208	223
3.5% 4/1/32 to 11/1/42	18,025	19,376
3.5% 12/1/42 (j)	8,500	9,039
3.5% 12/1/42 (j)	6,500	6,912
4% 6/1/24 to 4/1/42	15,570	16,842
4% 12/1/42 (j)	1,000	1,066
4% 12/1/42 (j)	1,000	1,066
4.5% 5/1/39 to 10/1/41	34,312	36,965
5% 3/1/19 to 12/1/40	22,408	24,259
5.5% 5/1/27 to 1/1/40	12,762	13,761
6% 7/1/37 to 8/1/37	791	864
6.5% 3/1/36	3,118	3,539
TOTAL FREDDIE MAC		133,912
Ginnie Mae - 0.6%
3% 12/1/42 (j)	11,300	12,054
3.5% 11/15/41 to 3/15/42	5,485	6,018
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
4% 1/15/25 to 12/15/41	$ 15,632	$ 17,196
4.5% 5/15/39 to 4/15/41	19,543	21,541
4.5% 12/1/42 (j)	300	327
4.5% 12/1/42 (j)	19,100	20,804
5% 3/15/39 to 9/15/41	19,832	21,849
5.5% 12/15/38 to 9/15/39	1,748	1,933
6% 2/15/34 to 9/20/38	8,817	9,930
TOTAL GINNIE MAE		111,652
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $522,602)		530,612
Asset-Backed Securities - 0.1%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6775% 4/25/35 (l)	657	577
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.8575% 3/25/34 (l)	284	270
Series 2005-HE2 Class M2, 0.8825% 4/25/35 (l)	46	45
Advanta Business Card Master Trust Series 2006-C1 Class C1, 0.6758% 10/20/14 (l)	472	5
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9075% 12/25/33 (l)	57	50
Series 2004-R2 Class M3, 0.7575% 4/25/34 (l)	83	36
Series 2005-R2 Class M1, 0.6575% 4/25/35 (l)	1,567	1,507
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9875% 3/25/34 (l)	36	30
Series 2004-W11 Class M2, 0.9075% 11/25/34 (l)	426	363
Series 2004-W7 Class M1, 0.7575% 5/25/34 (l)	1,108	951
Series 2006-W4 Class A2C, 0.3675% 5/25/36 (l)	979	301
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0325% 4/25/34 (l)	1,742	1,556
Series 2006-HE2 Class M1, 0.5775% 3/25/36 (l)	39	1
Axon Financial Funding Ltd. Series 2007-1 Class A1, 0.9743% 4/4/17 (d)(h)(l)	4,820	0
Capital Trust Ltd. Series 2004-1:
Class A2, 0.6575% 7/20/39 (h)(l)	67	60
Class B, 0.9575% 7/20/39 (h)(l)	200	90
Class C, 1.3075% 7/20/39 (h)(l)	258	3
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3475% 12/25/36 (l)	$ 1,368	$ 637
Citigroup Mortgage Loan Trust Series 2005-HE4 Class A2C, 0.4775% 10/25/35 (l)	166	166
Countrywide Asset-Backed Certificates Trust Series 2007-4 Class A1A, 0.3307% 9/25/37 (l)	52	52
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (h)	251	0
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.6625% 4/25/34 (l)	121	56
Series 2004-4 Class M2, 1.0025% 6/25/34 (l)	446	268
Fannie Mae Series 2004-T5 Class AB3, 1.074% 5/28/35 (l)	30	22
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3825% 8/25/34 (l)	221	141
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.0325% 3/25/34 (l)	16	9
Series 2006-FF14 Class A2, 0.2675% 10/25/36 (l)	228	227
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.9425% 1/25/35 (l)	720	246
Class M4, 1.2275% 1/25/35 (l)	276	35
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6915% 2/25/47 (h)(l)	2,160	1,361
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (h)	322	314
GE Business Loan Trust:
Series 2003-1 Class A, 0.638% 4/15/31 (h)(l)	137	130
Series 2006-2A:
Class A, 0.388% 11/15/34 (h)(l)	944	817
Class B, 0.488% 11/15/34 (h)(l)	341	239
Class C, 0.588% 11/15/34 (h)(l)	566	329
Class D, 0.958% 11/15/34 (h)(l)	216	69
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7575% 9/25/46 (h)(l)	1,065	1,049
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5275% 8/25/33 (l)	252	228
Series 2003-3 Class M1, 1.4975% 8/25/33 (l)	503	434
Series 2003-5 Class A2, 0.9075% 12/25/33 (l)	25	20
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3975% 1/25/37 (l)	1,137	434
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.5075% 7/25/36 (l)	2,497	43
Series 2007-CH1 Class AV4, 0.3375% 11/25/36 (l)	1,136	1,079
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6935% 12/27/29 (l)	368	335
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Keycorp Student Loan Trust: - continued
Series 2006-A Class 2C, 1.5135% 3/27/42 (l)	$ 2,016	$ 97
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (h)	6	6
Class C, 5.691% 10/20/28 (h)	3	3
Class D, 6.01% 10/20/28 (h)	30	30
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.5075% 5/25/37 (l)	596	10
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9575% 7/25/34 (l)	111	70
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1825% 7/25/34 (l)	351	254
Series 2006-FM1 Class A2B, 0.3175% 4/25/37 (l)	998	932
Series 2006-OPT1 Class A1A, 0.4675% 6/25/35 (l)	2,016	1,711
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5475% 8/25/34 (l)	44	36
Series 2005-NC1 Class M1, 0.6475% 1/25/35 (l)	303	248
Series 2005-NC2 Class B1, 1.3775% 3/25/35 (l)	316	12
National Collegiate Student Loan Trust Series 2006-4 Class D, 1.3075% 5/25/32 (l)	1,544	0*
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.7175% 9/25/35 (l)	1,083	804
Ocala Funding LLC:
Series 2005-1A Class A, 1.7075% 3/20/10 (d)(h)(l)	429	0
Series 2006-1A Class A, 1.6075% 3/20/11 (d)(h)(l)	892	0
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4575% 9/25/34 (l)	405	189
Class M4, 1.6575% 9/25/34 (l)	519	131
Series 2005-WCH1 Class M4, 1.0375% 1/25/36 (l)	1,120	753
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0075% 4/25/33 (l)	4	3
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0025% 3/25/35 (l)	924	850
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3575% 3/20/19 (FGIC Insured) (h)(l)	269	267
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.3388% 6/15/33 (l)	965	626
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (h)	455	0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9325% 9/25/34 (l)	46	15
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (h)	298	304
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0675% 9/25/34 (l)	$ 22	$ 19
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.9113% 4/6/42 (h)(l)	1,513	19
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (h)	674	0
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (h)	6	0*
Whinstone Capital Management Ltd. Series 1A Class B3, 2.1153% 10/25/44 (h)(l)	1,358	1,121
TOTAL ASSET-BACKED SECURITIES (Cost $19,263)		23,095
Collateralized Mortgage Obligations - 0.2%

Private Sponsor - 0.2%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.7675% 1/25/35 (l)	1,310	1,232
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7075% 7/16/34 (h)(l)	3	3
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.6312% 10/25/34 (l)	961	977
Granite Master Issuer PLC:
floater:
Series 2006-1A Class A5, 0.3475% 12/20/54 (h)(l)	5,278	5,181
Series 2006-3 Class M2, 0.7675% 12/20/54 (l)	4,540	4,041
Series 2006-4:
Class B1, 0.3875% 12/20/54 (l)	3,154	2,917
Class M1, 0.5475% 12/20/54 (l)	829	738
Series 2007-1:
Class 1B1, 0.3475% 12/20/54 (l)	3,856	3,567
Class 1M1, 0.5075% 12/20/54 (l)	1,114	991
Class 2M1, 0.7075% 12/20/54 (l)	1,431	1,274
Series 2007-2 Class 2C1, 1.0675% 12/17/54 (l)	1,981	1,628
sequential payer Series 2006-3 Class B2, 0.5475% 12/20/54 (l)	4,550	4,209
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7688% 1/20/44 (l)	326	304
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 5.6575% 8/25/36 (l)	1,522	1,196
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4175% 5/25/47 (l)	$ 542	$ 362
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3775% 2/25/37 (l)	986	830
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.4975% 7/25/35 (l)	1,372	1,314
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.559% 7/10/35 (h)(l)	730	614
Class B6, 3.059% 7/10/35 (h)(l)	156	128
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6575% 6/25/33 (h)(l)	128	123
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (h)	129	47
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.6169% 7/20/34 (l)	25	23
Structured Asset Securities Corp. Series 2003-15A Class 4A, 5.2091% 4/25/33 (l)	271	261
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4107% 9/25/36 (l)	2,292	2,072
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $24,115)		34,032
Commercial Mortgage Securities - 2.2%

Asset Securitization Corp. Series 1997-D5:
Class A6, 7.3614% 2/14/43 (l)	36	36
Class PS1, 1.2492% 2/14/43 (l)(n)	497	14
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7086% 5/10/45 (l)	691	729
Series 2006-5:
Class A2, 5.317% 9/10/47	2,640	2,641
Class A3, 5.39% 9/10/47	1,272	1,350
Series 2006-6 Class A3, 5.369% 10/10/45	1,824	1,989
Series 2007-4 Class A3, 5.7964% 2/10/51 (l)	891	941
Series 2006-6 Class E, 5.619% 10/10/45 (h)	527	53
Series 2007-3:
Class A3, 5.5348% 6/10/49 (l)	1,523	1,538
Class A4, 5.5348% 6/10/49 (l)	1,901	2,197
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2001-1 Class A4, 5.451% 1/15/49	$ 1,997	$ 2,315
Series 2004-2 Class A4, 4.153% 11/10/38	948	959
Series 2005-1 Class A3, 4.877% 11/10/42	177	177
Series 2001-3 Class H, 6.562% 4/11/37 (h)	510	512
Series 2005-3 Class A3B, 5.09% 7/10/43 (l)	2,833	2,984
Banc of America Large Loan, Inc. floater Series 2006-BIX1:
Class F, 0.518% 10/15/19 (h)(l)	933	917
Class G, 0.538% 10/15/19 (h)(l)	935	918
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0575% 12/25/33 (h)(l)	43	31
Series 2004-1:
Class A, 0.5675% 4/25/34 (h)(l)	728	651
Class B, 2.1075% 4/25/34 (h)(l)	82	48
Class M1, 0.7675% 4/25/34 (h)(l)	66	49
Class M2, 1.4075% 4/25/34 (h)(l)	60	43
Series 2005-2A:
Class A1, 0.5175% 8/25/35 (h)(l)	1,013	732
Class M1, 0.6375% 8/25/35 (h)(l)	55	32
Class M2, 0.6875% 8/25/35 (h)(l)	91	49
Class M3, 0.7075% 8/25/35 (h)(l)	50	24
Series 2005-3A:
Class A2, 0.6075% 11/25/35 (h)(l)	357	272
Class M1, 0.6475% 11/25/35 (h)(l)	47	27
Class M2, 0.6975% 11/25/35 (h)(l)	59	33
Class M3, 0.7175% 11/25/35 (h)(l)	53	28
Class M4, 0.8075% 11/25/35 (h)(l)	66	32
Series 2005-4A:
Class A2, 0.5975% 1/25/36 (h)(l)	934	681
Class B1, 1.6075% 1/25/36 (h)(l)	81	12
Class M1, 0.6575% 1/25/36 (h)(l)	301	168
Class M2, 0.6775% 1/25/36 (h)(l)	90	48
Class M3, 0.7075% 1/25/36 (h)(l)	132	67
Class M4, 0.8175% 1/25/36 (h)(l)	73	33
Class M5, 0.8575% 1/25/36 (h)(l)	73	19
Class M6, 0.9075% 1/25/36 (h)(l)	78	20
Series 2006-1:
Class A2, 0.5675% 4/25/36 (h)(l)	143	109
Class M1, 0.5875% 4/25/36 (h)(l)	51	32
Class M2, 0.6075% 4/25/36 (h)(l)	54	33
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater: - continued
Series 2006-1: - continued
Class M3, 0.6275% 4/25/36 (h)(l)	$ 47	$ 28
Class M4, 0.7275% 4/25/36 (h)(l)	26	15
Class M5, 0.7675% 4/25/36 (h)(l)	26	14
Class M6, 0.8475% 4/25/36 (h)(l)	51	16
Series 2006-2A:
Class A1, 0.4375% 7/25/36 (h)(l)	2,151	1,548
Class A2, 0.4875% 7/25/36 (h)(l)	128	92
Class B1, 1.0775% 7/25/36 (h)(l)	48	9
Class B3, 2.9075% 7/25/36 (h)(l)	3	0*
Class M1, 0.5175% 7/25/36 (h)(l)	134	49
Class M2, 0.5375% 7/25/36 (h)(l)	95	31
Class M3, 0.5575% 7/25/36 (h)(l)	78	20
Class M4, 0.6275% 7/25/36 (h)(l)	53	13
Class M5, 0.6775% 7/25/36 (h)(l)	65	15
Class M6, 0.7475% 7/25/36 (h)(l)	97	20
Series 2006-3A:
Class M4, 0.6375% 10/25/36 (h)(l)	107	16
Class M5, 0.6875% 10/25/36 (h)(l)	128	7
Class M6, 0.7675% 10/25/36 (h)(l)	153	2
Series 2006-4A:
Class A1, 0.4375% 12/25/36 (h)(l)	547	432
Class A2, 0.4775% 12/25/36 (h)(l)	2,677	1,516
Class B1, 0.9075% 12/25/36 (h)(l)	18	0*
Class M1, 0.4975% 12/25/36 (h)(l)	178	41
Class M2, 0.5175% 12/25/36 (h)(l)	118	26
Class M3, 0.5475% 12/25/36 (h)(l)	121	27
Class M4, 0.6075% 12/25/36 (h)(l)	144	22
Class M5, 0.6475% 12/25/36 (h)(l)	132	13
Class M6, 0.7275% 12/25/36 (h)(l)	118	7
Series 2007-1 Class A2, 0.4775% 3/25/37 (h)(l)	547	304
Series 2007-2A:
Class A1, 0.4775% 7/25/37 (h)(l)	525	348
Class A2, 0.5275% 7/25/37 (h)(l)	492	173
Class M1, 0.5775% 7/25/37 (h)(l)	173	47
Class M2, 0.6175% 7/25/37 (h)(l)	94	16
Class M3, 0.6975% 7/25/37 (h)(l)	95	10
Class M4, 0.8575% 7/25/37 (h)(l)	189	11
Class M5, 0.9575% 7/25/37 (h)(l)	167	7
Class M6, 1.2075% 7/25/37 (h)(l)	208	3
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater: - continued
Series 2007-3:
Class A2, 0.4975% 7/25/37 (h)(l)	$ 550	$ 276
Class B1, 1.1575% 7/25/37 (h)(l)	123	9
Class B2, 1.8075% 7/25/37 (h)(l)	121	6
Class M1, 0.5175% 7/25/37 (h)(l)	110	37
Class M2, 0.5475% 7/25/37 (h)(l)	117	33
Class M3, 0.5775% 7/25/37 (h)(l)	184	40
Class M4, 0.7075% 7/25/37 (h)(l)	289	49
Class M5, 0.8075% 7/25/37 (h)(l)	151	21
Class M6, 1.0075% 7/25/37 (h)(l)	115	14
Series 2007-4A:
Class M1, 1.1575% 9/25/37 (h)(l)	200	18
Class M2, 1.2575% 9/25/37 (h)(l)	200	15
Class M4, 1.8075% 9/25/37 (h)(l)	509	28
Class M5, 1.9575% 9/25/37 (h)(l)	509	18
Class M6, 2.1575% 9/25/37 (h)(l)	75	3
Series 2004-1, Class IO, 1.25% 4/25/34 (h)(n)	1,470	53
Bayview Commercial Asset Trust Series 2006-3A, Class IO, 3.9036% 10/25/36 (h)(l)(n)	25,814	691
Series 2007-5A, Class IO, 4.186% 10/25/37 (h)(l)(n)	3,839	319
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class H, 0.858% 3/15/19 (h)(l)	297	289
Class J, 1.058% 3/15/19 (h)(l)	309	285
Series 2007-BBA8:
Class D, 0.458% 3/15/22 (h)(l)	452	418
Class E, 0.508% 3/15/22 (h)(l)	2,347	2,124
Class F, 0.558% 3/15/22 (h)(l)	1,440	1,274
Class G, 0.608% 3/15/22 (h)(l)	369	319
Class H, 0.758% 3/15/22 (h)(l)	452	382
Class J, 0.908% 3/15/22 (h)(l)	452	370
sequential payer:
Series 2004-PWR3 Class A3, 4.487% 2/11/41	75	76
Series 2007-PW15 Class AAB, 5.315% 2/11/44	2,341	2,432
Series 2007-PW16:
Class A4, 5.7163% 6/11/40 (l)	534	635
Class AAB, 5.7163% 6/11/40 (l)	4,376	4,705
Series 2007-PW18:
Class A2, 5.613% 6/11/50	115	118
Class A4, 5.7% 6/11/50	4,380	5,224
Series 2006-PW13 Class A3, 5.518% 9/11/41	3,219	3,338
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2006-PW14 Class X2, 0.6677% 12/11/38 (h)(l)(n)	$ 9,603	$ 69
Series 2006-T22 Class A4, 5.5388% 4/12/38 (l)	114	130
Series 2006-T24 Class X2, 0.4452% 10/12/41 (h)(l)(n)	2,042	9
Series 2007-PW18 Class X2, 0.3028% 6/11/50 (h)(l)(n)	64,191	547
Series 2007-T28 Class X2, 0.1559% 9/11/42 (h)(l)(n)	32,164	158
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0% 8/1/24 (h)(l)	446	248
C-BASS Trust floater Series 2006-SC1 Class A, 0.4775% 5/25/36 (h)(l)	508	442
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (h)	1,072	1,127
Class XCL, 1.3289% 5/15/35 (h)(l)(n)	3,628	63
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2 Class H, 0.579% 8/15/21 (h)(l)	148	142
Series 2007-C6:
Class A2, 5.6993% 12/10/49 (l)	334	334
Class A4, 5.6993% 12/10/49 (l)	3,035	3,599
Series 2008-C7 Class A2B, 6.2624% 12/10/49 (l)	559	568
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	12,448	14,343
Series 2007-CD4 Class A3, 5.293% 12/11/49	888	923
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.804% 5/15/46 (l)	912	974
Series 2006-C1 Class B, 5.359% 8/15/48	2,736	367
Series 2007-C2 Class B, 5.617% 4/15/47 (l)	1,019	438
COMM pass-thru certificates:
floater:
Series 2005-F10A Class J, 1.058% 4/15/17 (h)(l)	96	87
Series 2005-FL11:
Class C, 0.508% 11/15/17 (h)(l)	560	532
Class D, 0.548% 11/15/17 (h)(l)	29	27
Class E, 0.598% 11/15/17 (h)(l)	103	95
Class F, 0.658% 11/15/17 (h)(l)	114	103
Class G, 0.708% 11/15/17 (h)(l)	79	70
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
COMM pass-thru certificates: - continued
floater: - continued
Series 2006-CN2A:
Class A2FL, 0.43% 2/5/19 (h)(l)	$ 1,016	$ 994
Class AJFL, 0.47% 2/5/19 (l)	640	625
Series 2006-FL12 Class AJ, 0.338% 12/15/20 (h)(l)	1,300	1,208
sequential payer:
Series 2006-C8 Class A3, 5.31% 12/10/46	2,599	2,686
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (h)	1,163	1,168
Class AJFX, 5.478% 2/5/19 (h)	2,940	2,945
Series 2007-C9 Class A4, 5.8009% 12/10/49 (l)	2,018	2,410
Series 2006-C8 Class XP, 0.4662% 12/10/46 (l)(n)	11,260	55
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	1,107	1,260
Series 2007-C2:
Class A2, 5.448% 1/15/49 (l)	306	309
Class A3, 5.542% 1/15/49 (l)	1,824	2,074
Series 2007-C3 Class A4, 5.6765% 6/15/39 (l)	549	626
Series 2006-C4 Class AAB, 5.439% 9/15/39	1,971	1,999
Series 2006-C5 Class ASP, 0.6642% 12/15/39 (l)(n)	7,791	50
Series 2007-C5 Class A4, 5.695% 9/15/40 (l)	825	952
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.558% 4/15/22 (h)(l)	3,254	2,705
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2004-C1 Class A4, 4.75% 1/15/37	404	418
Series 2001-CK6 Class AX, 1.0678% 8/15/36 (l)(n)	230	0*
Series 2001-CKN5 Class AX, 1.5092% 9/15/34 (h)(l)(n)	818	1
Series 2006-C1 Class A3, 5.4101% 2/15/39 (l)	3,154	3,234
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.358% 2/15/22 (h)(l)	345	333
Class C:
0.378% 2/15/22 (h)(l)	1,416	1,317
0.478% 2/15/22 (h)(l)	506	471
Class F, 0.528% 2/15/22 (h)(l)	1,011	941
Series 2007-C1:
Class ASP, 0.3811% 2/15/40 (l)(n)	13,229	60
Class B, 5.487% 2/15/40 (h)(l)	1,394	198
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	$ 9,244	$ 10,578
Series 2001-1 Class X1, 1.6143% 5/15/33 (h)(l)(n)	562	7
Series 2007-C1 Class XP, 0.1588% 12/10/49 (l)(n)	13,571	33
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4% 11/5/21 (h)(l)	343	327
sequential payer:
Series 2007-GG11 Class A2, 5.597% 12/10/49	1,212	1,236
Series 2007-GG9 Class A4, 5.444% 3/10/39	28,618	33,006
Series 2006-GG7 Class A3, 5.8671% 7/10/38 (l)	264	264
Series 2007-GG11 Class A1, 0.2399% 12/10/49 (h)(l)(n)	14,577	79
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class E, 0.5885% 6/6/20 (h)(l)	165	165
Class F, 0.6585% 6/6/20 (h)(l)	634	633
Series 2007-EOP:
Class A2, 1.2601% 3/6/20 (h)(l)	2,410	2,415
Class C, 2.0056% 3/6/20 (h)(l)	6,364	6,382
Class D, 2.2018% 3/6/20 (h)(l)	2,144	2,150
Class F, 2.6334% 3/6/20 (h)(l)	94	94
Class G, 2.7903% 3/6/20 (h)(l)	47	47
Class H, 3.3004% 3/6/20 (h)(l)	42	42
Class J, 4.0852% 3/6/20 (h)(l)	60	60
Series 2006-GG6 Class A2, 5.506% 4/10/38	2,037	2,103
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	273	277
Series 2007-GG10 Class A2, 5.778% 8/10/45	204	205
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.378% 11/15/18 (h)(l)	452	438
Class C, 0.418% 11/15/18 (h)(l)	321	309
Class D, 0.438% 11/15/18 (h)(l)	142	134
Class E, 0.488% 11/15/18 (h)(l)	204	188
Class F, 0.538% 11/15/18 (h)(l)	306	270
Class G, 0.568% 11/15/18 (h)(l)	266	224
Class H, 0.708% 11/15/18 (h)(l)	204	164
sequential payer:
Series 2006-CB14 Class A3B, 5.4928% 12/12/44 (l)	2,241	2,286
Series 2006-LDP8 Class A4, 5.399% 5/15/45	581	670
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
sequential payer: - continued
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (l)	$ 274	$ 287
Class A3, 5.336% 5/15/47	15,032	17,177
Series 2007-CB19 Class A4, 5.7282% 2/12/49 (l)	3,198	3,762
Series 2007-LD11:
Class A2, 5.7981% 6/15/49 (l)	1,987	2,051
Class A4, 5.8131% 6/15/49 (l)	11,775	13,738
Series 2007-LDPX:
Class A2 S, 5.305% 1/15/49	1,330	1,338
Class A3, 5.42% 1/15/49	14,834	17,172
Series 2005-LDP3 Class A3, 4.959% 8/15/42	1,197	1,208
Series 2006-CB17 Class A3, 5.45% 12/12/43	209	209
Series 2007-CB18 Class A3, 5.447% 6/12/47 (l)	821	858
Series 2007-CB19:
Class B, 5.7282% 2/12/49 (l)	78	27
Class C, 5.7282% 2/12/49 (l)	204	55
Class D, 5.7282% 2/12/49 (l)	214	21
Series 2007-LDP10:
Class CS, 5.466% 1/15/49 (l)	75	6
Class ES, 5.5618% 1/15/49 (h)(l)	472	23
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.8894% 7/15/44 (l)	743	879
LB Multi-family Mortgage Trust Series 1991-4 Class A1, 7.1129% 4/25/21 (l)	21	15
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	12	12
Series 2006-C6:
Class A2, 5.262% 9/15/39 (l)	49	49
Class A4, 5.372% 9/15/39	410	474
Series 2006-C7:
Class A2, 5.3% 11/15/38	526	539
Class A3, 5.347% 11/15/38	679	782
Series 2007-C1 Class A4, 5.424% 2/15/40	2,738	3,188
Series 2007-C2 Class A3, 5.43% 2/15/40	1,980	2,284
Series 2006-C6 Class XCP, 0.6752% 9/15/39 (l)(n)	3,502	20
Series 2007-C1 Class XCP, 0.4246% 2/15/40 (l)(n)	1,454	7
Series 2007-C6 Class A4, 5.858% 7/15/40 (l)	1,140	1,364
Series 2007-C7 Class XCP, 0.2789% 9/15/45 (l)(n)	57,202	339
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.438% 9/15/21 (h)(l)	$ 292	$ 278
Class E, 0.498% 9/15/21 (h)(l)	1,054	976
Class F, 0.548% 9/15/21 (h)(l)	868	782
Class G, 0.568% 9/15/21 (h)(l)	1,714	1,502
Class H, 0.608% 9/15/21 (h)(l)	442	372
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.4357% 1/12/44 (h)(l)	793	533
Series 2006-C1 Class A2, 5.6401% 5/12/39 (l)	427	429
Series 2007-C1 Class A4, 5.847% 6/12/50 (l)	3,452	3,973
Series 2008-C1 Class A4, 5.69% 2/12/51	1,947	2,317
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.329% 12/12/49 (l)	82	82
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (l)	626	658
Series 2007-5:
Class A3, 5.364% 8/12/48	356	369
Class A4, 5.378% 8/12/48	5,125	5,849
Class B, 5.479% 8/12/48	2,736	739
Series 2007-6 Class A4, 5.485% 3/12/51 (l)	7,400	8,529
Series 2007-7 Class A4, 5.7277% 6/12/50 (l)	3,192	3,650
Series 2006-3 Class ASB, 5.382% 7/12/46 (l)	2,920	3,012
Series 2006-4 Class XP, 0.6166% 12/12/49 (l)(n)	13,978	171
Series 2007-6 Class B, 5.635% 3/12/51 (l)	912	192
Series 2007-7 Class B, 5.7277% 6/12/50 (l)	79	5
Series 2007-8 Class A3, 5.9492% 8/12/49 (l)	787	915
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.408% 7/15/19 (h)(l)	272	179
Series 2007-XLFA:
Class C, 0.368% 10/15/20 (h)(l)	523	485
Class D, 0.398% 10/15/20 (h)(l)	507	460
Class E, 0.458% 10/15/20 (h)(l)	634	558
Class F, 0.508% 10/15/20 (h)(l)	380	316
Class G, 0.548% 10/15/20 (h)(l)	470	365
Class H, 0.638% 10/15/20 (h)(l)	296	148
Class J, 0.788% 10/15/20 (h)(l)	171	60
sequential payer:
Series 2005-IQ9 Class A3, 4.54% 7/15/56	819	828
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (l)	462	484
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
Series 2006-IQ11:
Class A3, 5.6873% 10/15/42 (l)	$ 221	$ 224
Class A4, 5.7233% 10/15/42 (l)	274	310
Series 2006-T23 Class A3, 5.8159% 8/12/41 (l)	466	486
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (l)	1,368	1,586
Class AAB, 5.654% 4/15/49	2,396	2,590
Class B, 5.7272% 4/15/49 (l)	224	61
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class E, 0.4875% 9/15/21 (h)(l)	1,239	1,115
Class F, 0.5475% 9/15/21 (h)(l)	1,426	1,255
Class G, 0.5675% 9/15/21 (h)(l)	1,351	1,161
Class J, 0.8075% 9/15/21 (h)(l)	300	220
Series 2007-WHL8:
Class F, 0.688% 6/15/20 (h)(l)	3,171	2,378
Class LXR1, 0.908% 6/15/20 (h)(l)	112	97
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (h)	369	372
Series 2003-C8 Class A3, 4.445% 11/15/35	1,048	1,059
Series 2006-C29 Class A3, 5.313% 11/15/48	2,422	2,519
Series 2007-C30:
Class A3, 5.246% 12/15/43	291	302
Class A4, 5.305% 12/15/43	268	289
Class A5, 5.342% 12/15/43	14,776	16,937
Series 2007-C31:
Class A4, 5.509% 4/15/47	41,226	47,653
Class A5, 5.5% 4/15/47	16,000	17,880
Series 2007-C33:
Class A4, 5.9225% 2/15/51 (l)	23,060	27,292
Class A5, 5.9225% 2/15/51 (l)	10,259	11,992
Series 2003-C6 Class G, 5.125% 8/15/35 (h)(l)	433	438
Series 2005-C19 Class B, 4.892% 5/15/44	912	966
Series 2005-C22:
Class B, 5.3835% 12/15/44 (l)	2,022	1,382
Class F, 5.3835% 12/15/44 (h)(l)	1,521	328
Series 2006-C23 Class A5, 5.416% 1/15/45 (l)	5,005	5,671
Series 2007-C30:
Class C, 5.483% 12/15/43 (l)	2,736	1,408
Class D, 5.513% 12/15/43 (l)	1,459	557
Class XP, 0.4742% 12/15/43 (h)(l)(n)	7,638	46
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2007-C31 Class C, 5.6818% 4/15/47 (l)	$ 251	$ 58
Series 2007-C31A Class A2, 5.421% 4/15/47	4,902	5,048
Series 2007-C32:
Class D, 5.7501% 6/15/49 (l)	685	172
Class E, 5.7501% 6/15/49 (l)	1,080	254
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $375,862)		432,486
Municipal Securities - 0.6%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (l)	1,700	1,758
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	1,095	1,529
7.3% 10/1/39	9,280	12,883
7.5% 4/1/34	7,195	10,052
7.55% 4/1/39	7,545	10,899
7.6% 11/1/40	14,125	20,703
7.625% 3/1/40	2,445	3,544
Chicago Gen. Oblig. (Taxable Proj.) Series 2010 C1, 7.781% 1/1/35	740	975
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	14,450	14,581
Series 2010, 4.421% 1/1/15	4,050	4,291
Series 2010-1, 6.63% 2/1/35	14,085	16,337
Series 2010-3:
6.725% 4/1/35	7,505	8,791
7.35% 7/1/35	3,245	3,999
Series 2011, 5.877% 3/1/19	1,490	1,718
TOTAL MUNICIPAL SECURITIES (Cost $104,563)		112,060
Foreign Government and Government Agency Obligations - 0.2%

Italian Republic:
3.125% 1/26/15	9,149	9,291
4.5% 1/21/15	6,859	7,170
4.75% 1/25/16	4,573	4,779
Foreign Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
Italian Republic: - continued
5.375% 6/12/17	$ 4,115	$ 4,417
6.875% 9/27/23	13,717	15,857
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $41,508)		41,514
Floating Rate Loans - 0.7%

CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.1%
Fantasy Springs Resort Casino term loan 12% 8/6/12 (d)(l)	8,722	6,803
Graton Economic Development Authority Tranche B, term loan 9% 8/22/18 (l)	600	615
Landry's Restaurants, Inc. Tranche B, term loan 6.5% 4/24/18 (l)	2,532	2,561
NP Opco, LLC Tranche B, term loan 5.5% 9/28/19 (l)	510	514
Town Sports International LLC Tranche B, term loan 5.75% 5/11/18 (l)	3,018	3,048
		13,541
Household Durables - 0.0%
Serta Simmons Holdings, LLC Tranche B, term loan 5% 10/1/19 (l)	1,755	1,753
Media - 0.1%
Atlantic Broadband Holdings I, LLC Tranche B, term loan 4.5% 9/12/19 (l)	160	162
Dallas Sports & Entertainment LP term loan 4.4575% 11/18/16 (l)	12	11
Houghton Mifflin Harcourt Publishing Co. term loan 7.25% 5/22/18 (l)	174	175
Tribune Co. Tranche X, term loan 3/17/09 (d)	1,188	938
Univision Communications, Inc. term loan 4.459% 3/31/17 (l)	2,689	2,622
WideOpenWest Finance LLC Tranche B, term loan 6.25% 7/17/18 (l)	3,411	3,446
WMG Acquisition Corp. Tranche B, term loan 5.25% 11/1/18 (l)	130	131
		7,485
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 0.0%
Michaels Stores, Inc. Tranche B1, term loan 2.6875% 10/31/13 (l)	$ 1,454	$ 1,460
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (l)	4,878	4,890
		6,350
TOTAL CONSUMER DISCRETIONARY		29,129
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
BJ's Wholesale Club, Inc.:
Tranche 1LN, term loan 5.75% 9/26/19 (l)	310	314
Tranche 2LN, term loan 9.75% 3/26/20 (l)	140	144
Sprouts Farmers Market LLC Tranche B, term loan 6% 4/18/18 (l)	5,915	5,974
		6,432
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Alon USA Energy, Inc. Tranche B, term loan 10% 11/13/18 (l)	92	93
Alon USA Partners LP term loan 9.25% 11/13/18 (l)	800	792
Chesapeake Energy Corp. Tranche B, term loan 5.75% 12/2/17 (l)	4,705	4,623
Samson Investment Co. Tranche 2LN, term loan 6% 9/25/18 (l)	325	327
		5,835
FINANCIALS - 0.1%
Insurance - 0.1%
Asurion Corp.:
Tranche 1LN, term loan 5.5% 5/24/18 (l)	6,043	6,096
Tranche 2LN, term loan 9% 5/24/19 (l)	2,769	2,845
Lonestar Intermediate Super Holdings LLC term loan 11% 9/2/19 (l)	2,755	2,920
		11,861
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - 0.0%
Realogy Corp.:
Credit-Linked Deposit 4.4643% 10/10/16 (l)	$ 1,431	$ 1,431
term loan 4.459% 10/10/16 (l)	6,253	6,253
		7,684
TOTAL FINANCIALS		19,545
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Genoa Healthcare Group LLC Tranche 2LN, term loan 13.25% 2/10/15 (l)	2,282	1,563
INDUSTRIALS - 0.1%
Airlines - 0.0%
US Airways Group, Inc. term loan 2.709% 3/23/14 (l)	4,465	4,387
Commercial Services & Supplies - 0.0%
ADS Waste Holdings, Inc. Tranche B, term loan 5.25% 10/9/19 (l)	650	657
Professional Services - 0.1%
AlixPartners LLP:
Tranche 1LN, term loan 6.5% 6/29/19 (l)	5,237	5,309
Tranche 2LN, term loan 10.75% 12/29/19 (l)	5,250	5,329
		10,638
Trading Companies & Distributors - 0.0%
Fly Funding II Sarl Tranche B, term loan 6.75% 8/8/18 (l)	198	198
TOTAL INDUSTRIALS		15,880
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.0%
Avaya, Inc. term loan 3.0615% 10/27/14 (l)	1,774	1,674
SafeNet, Inc. Tranche 2LN, term loan 6.209% 4/12/15 (l)	7,500	7,425
		9,099
IT Services - 0.1%
First Data Corp. term loan 4.2075% 3/24/18 (l)	12,590	11,961
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 0.0%
Kronos, Inc.:
Tranche 2LN, term loan 9.75% 4/24/20 (l)	$ 2,035	$ 2,050
Tranche B 1LN, term loan 5.5% 10/30/19 (l)	1,130	1,141
		3,191
TOTAL INFORMATION TECHNOLOGY		24,251
MATERIALS - 0.0%
Metals & Mining - 0.0%
Essar Steel Algoma, Inc. term loan 8.75% 9/20/14 (l)	405	393
Fortescue Metals Group Ltd. Tranche B, term loan 5.25% 10/18/17 (l)	2,860	2,860
MRC Global, Inc. Tranche B, term loan 6.25% 11/9/19 (l)	2,235	2,255
		5,508
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.0%
FairPoint Communications, Inc. term loan 6.5% 1/24/16 (l)	7,485	7,110
Level 3 Financing, Inc. Tranche B 2LN, term loan 4.75% 8/1/19 (l)	4,965	4,965
		12,075
Wireless Telecommunication Services - 0.1%
Intelsat Jackson Holdings SA Tranche B, term loan 4.5% 4/2/18 (l)	1,400	1,407
Vodafone Americas Finance 2, Inc.:
term loan 6.875% 8/11/15	1,761	1,796
Tranche 2LN, term loan 6.25% 6/24/16 pay-in-kind	12,741	13,091
		16,294
TOTAL TELECOMMUNICATION SERVICES		28,369
UTILITIES - 0.1%
Electric Utilities - 0.1%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7432% 10/10/17 (l)	16,256	10,627
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Gas Utilities - 0.0%
Everest Acquisition LLC Tranche B 1LN, term loan 5% 4/24/18 (l)	$ 730	$ 736
Independent Power Producers & Energy Traders - 0.0%
LSP Madison Funding LLC Tranche 1LN, term loan 5.5% 6/28/19 (l)	1,571	1,591
TOTAL UTILITIES		12,954
TOTAL FLOATING RATE LOANS (Cost $148,824)		149,466
Bank Notes - 0.0%

Wachovia Bank NA 6% 11/15/17 (Cost $3,302)	3,066	3,694
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Citigroup, Inc. 5.95% (i)(l) (Cost $2,950)	2,950		3,017
Fixed-Income Funds - 8.6%
	Shares
Fidelity Corporate Bond 1-10 Year Central Fund (m)	2,529,627		289,263
Fidelity Mortgage Backed Securities Central Fund (m)	12,847,839		1,406,710
TOTAL FIXED-INCOME FUNDS (Cost $1,577,517)		1,695,973
Money Market Funds - 2.3%
	Shares		Value (000s)
Fidelity Cash Central Fund, 0.19% (b)	394,738,053		$ 394,738
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	62,807,156		62,807
TOTAL MONEY MARKET FUNDS (Cost $457,545)		457,545
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $16,841,202)			19,949,602
NET OTHER ASSETS (LIABILITIES) - (1.2)%			(236,175)
NET ASSETS - 100%		$ 19,713,427
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
3% 12/1/27	$ (3,700)		(3,898)
3.5% 12/1/42	(8,500)		(9,070)
3.5% 12/1/42	(8,500)		(9,070)
3.5% 12/1/42	(7,400)		(7,896)
3.5% 12/1/42	(8,000)		(8,536)
3.5% 12/1/42	(3,400)		(3,628)
3.5% 1/1/43	(16,500)		(17,570)
4% 12/1/42	(19,600)		(20,999)
4% 12/1/42	(2,700)		(2,893)
4% 12/1/42	(400)		(429)
4.5% 12/1/42	(18,900)		(20,371)
4.5% 1/1/43	(18,800)		(20,252)
5% 12/1/42	(2,200)		(2,384)
5% 12/1/42	(2,200)		(2,384)
TOTAL FANNIE MAE			(129,380)
Freddie Mac
3.5% 12/1/42	(3,000)		(3,190)
3.5% 12/1/42	(3,500)		(3,722)
3.5% 12/1/42	(2,000)		(2,127)
3.5% 12/1/42	(6,500)		(6,912)
4% 12/1/42	(1,000)		(1,066)
4% 12/1/42	(1,000)		(1,066)
TOTAL FREDDIE MAC			(18,083)
TBA Sale Commitments - continued
	Principal Amount (000s)		Value (000s)
Ginnie Mae
4% 12/1/42	$ (3,500)		$ (3,830)
4.5% 12/1/42	(26,600)		(28,974)
TOTAL GINNIE MAE			(32,804)
TOTAL TBA SALE COMMITMENTS (Proceeds $179,962)		$ (180,267)
Forward Foreign Currency Contracts
(Amounts in thousands)	Settlement Dates	Value	Unrealized Appreciation/(Depreciation)
Contracts to Buy with Royal Bank of Scotland
11,801 EUR	Dec. 2012	$ 15,348	$ 236
(Payable Amount $15,112)
The value of contracts to buy as a percentage of net assets - 0.1%
Swap Agreements
Credit Default Swaps
Underlying Reference	Rating(1)	Expiration Date	Counterparty	Fixed Payment Received/ (Paid)	Notional Amount(2) (000s)	Value (000s)(1)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Sell Protection
ABX AA 07-1 Index	C	Sep. 2037	Credit Suisse First Boston	0.15%	$ 3,591	$ (3,412)	$ 93	$ (3,319)
ABX AA 07-1 Index	C	Sep. 2037	JPMorgan Chase, Inc.	0.15%	2,943	(2,796)	85	(2,711)
ABX AA 07-1 Index	C	Sep. 2037	JPMorgan Chase, Inc.	0.15%	675	(641)	20	(621)
ABX AA 07-1 Index	C	Sep. 2037	Morgan Stanley, Inc.	0.15%	2,943	(2,796)	85	(2,711)
Swap Agreements - continued
Credit Default Swaps: - continued
Underlying Reference	Rating(1)	Expiration Date	Counterparty	Fixed Payment Received/ (Paid)	Notional Amount(2) (000s)	Value (000s)(1)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Sell Protection: - continued
ABX AA 07-1 Index	C	Sep. 2037	UBS	0.15%	$ 2,862	$ (2,719)	$ 83	$ (2,636)
ABX AA 07-1 Index	C	Sep. 2037	UBS	0.15%	2,457	(2,335)	73	(2,262)
TOTAL CREDIT DEFAULT SWAPS						$ (14,699)	$ 439	$ (14,260)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk. Ratings are from Moodys Investors Service, Inc. Where Moodys ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.
(g) Affiliated company

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $671,481,000 or 3.4% of net assets.

(i) Security is perpetual in nature with no stated maturity date.
(j) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(k) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $17,752,000.
(l) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(m) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(n) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(o) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(p) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $131,084,000 or 0.7% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Aspen Aerogels, Inc.: 8% 6/1/14	6/1/11	$ 10,000
8% 12/6/14	12/6/11 - 6/12/12	$ 3,000
HMH Holdings, Inc. warrants 6/22/19	6/22/12	$ 4
Ivanplats Ltd. Class A	10/23/12	$ 14,181
Legend Pictures LLC	9/23/10 - 3/30/12	$ 37,645
Legend Pictures LLC Rights	11/30/12	$ 0
Spotify Technology SA	11/14/12	$ 15,028
Station Holdco LLC	6/17/11	$ 1,131
Station Holdco LLC warrants 6/15/18	8/11/08 - 8/15/08	$ 6,416
Vice Holdings, Inc. Series A	8/3/12	$ 34,999
wetpaint.com, Inc. Series C	5/14/08	$ 5,000
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 329
Fidelity Corporate Bond 1-10 Year Central Fund	2,749
Fidelity Mortgage Backed Securities Central Fund	7,250
Fidelity Securities Lending Cash Central Fund	216
Total	$ 10,544
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-10 Year Central Fund	$ 286,809	$ -	$ -	$ 289,263	45.3%
Fidelity Mortgage Backed Securities Central Fund	1,638,428	261,227	491,113	1,406,710	9.4%
Total	$ 1,925,237	$ 261,227	$ 491,113	$ 1,695,973
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
AMAG Pharmaceuticals, Inc.	$ 21,602	$ -	$ -	$ -	$ 21,952
CareView Communications, Inc.	10,530	-	-	-	8,444
Neurocrine Biosciences, Inc.	27,540	-	-	-	27,913
TherapeuticsMD, Inc.	18,645	5,011	-	-	23,166
Total	$ 78,317	$ 5,011	$ -	$ -	$ 81,475
Other Information

The following is a summary of the inputs used, as of November 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,842,392	$ 1,737,722	$ -	$ 104,670
Consumer Staples	1,417,680	1,364,370	53,310	-
Energy	1,161,912	1,161,912	-	-
Financials	1,790,301	1,741,286	49,015	-
Health Care	1,882,089	1,882,089	-	-
Industrials	973,848	973,848	-	-
Information Technology	2,602,401	2,601,407	-	994
Materials	496,079	483,637	12,442	-
Telecommunication Services	211,346	209,672	-	1,674
Utilities	228,956	223,097	5,859	-
Corporate Bonds	2,367,894	-	2,352,604	15,290
U.S. Government and Government Agency Obligations	1,491,210	-	1,491,210	-
U.S. Government Agency - Mortgage Securities	530,612	-	530,612	-
Asset-Backed Securities	23,095	-	19,073	4,022
Collateralized Mortgage Obligations	34,032	-	33,985	47
Commercial Mortgage Securities	432,486	-	432,044	442
Municipal Securities	112,060	-	112,060	-
Foreign Government and Government Agency Obligations	41,514	-	41,514	-
Floating Rate Loans	149,466	-	141,089	8,377
Bank Notes	3,694	-	3,694	-
Preferred Securities	3,017	-	3,017	-
Fixed-Income Funds	1,695,973	1,695,973	-	-
Money Market Funds	457,545	457,545	-	-
Total Investments in Securities:	$ 19,949,602	$ 14,532,558	$ 5,281,528	$ 135,516
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Derivative Instruments:
Assets
Forward Foreign Currency Contracts	$ 236	$ 236	$ -	$ -
Liabilities
Swap Agreements	$ (14,699)	$ -	$ (14,699)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (180,267)	$ -	$ (180,267)	$ -
Income Tax Information

At November 30, 2012, the cost of investment securities for income tax purposes was $16,912,644,000. Net unrealized appreciation aggregated $3,036,958,000, of which $3,337,213,000 related to appreciated investment securities and $300,255,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, bank notes, floating rate loans, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

Swap agreements are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swap agreements may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swap agreements are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing vendor and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Default Swap Agreements

The Fund entered into credit default swaps, which are agreements with a counterparty that enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Credit default swaps are marked-to-market daily. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap.

The Fund is exposed to additional risks from investing in credit default swaps, such as liquidity risk and counterparty risk. Liquidity risk is the risk that the Fund will be unable to close out a credit default swap in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter (OTC) derivatives such as credit default swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivatives contracts under an ISDA Master Agreement exceed certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than the counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Puritan Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Puritan Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 29, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	January 29, 2013